UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                   Investment Company Act File Number: 811-32



                           Fundamental Investors, Inc.
               (Exact Name of Registrant as specified in charter)

                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (415) 421-9360

                   Date of fiscal year end: December 31, 2004

                   Date of reporting period: December 31, 2004





                                 Patrick F. Quan
                                    Secretary
                           Fundamental Investors, Inc.
                    P.O. Box 7650, One Market, Steuart Tower
                         San Francisco, California 94120
                     (name and address of agent for service)


                                   Copies to:
                                 Michael Glazer
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders

[logo - American Funds(R)]

The right choice for the long term(R)

FUNDAMENTAL INVESTORS

One by one:
Building the fund's portfolio

[abstract illustration of building blocks with picutres of various items on each block: house, hard hat, screwdriver, crane, corn cob, leaf, factory. Building blocks are being analyzed, pushed and measured by individuals.]

Annual report for the year ended December 31, 2004

Fundamental Investors(SM) seeks long-term growth of capital and income primarily through investments in common stocks.

This fund is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,(SM) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.


Contents                                                           Page

Letter to shareholders; Results at a glance                           1
The value of a long-term perspective                                  4
One by one: Building the fund's portfolio                             6
Summary investment portfolio                                         12
Financial statements                                                 16
Board of Directors                                                   31
The American Funds family                                    back cover

FIGURES SHOWN ARE PAST RESULTS FOR CLASS A SHARES AND ARE NOT PREDICTIVE OF RESULTS IN FUTURE PERIODS. CURRENT AND FUTURE RESULTS MAY BE LOWER OR HIGHER THAN THOSE SHOWN. SHARE PRICES AND RETURNS WILL VARY, SO INVESTORS MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. FOR THE MOST CURRENT INFORMATION AND MONTH-END RESULTS, VISIT AMERICANFUNDS.COM. FUND RESULTS SHOWN, UNLESS OTHERWISE INDICATED, ARE AT NET ASSET VALUE. IF A SALES CHARGE (MAXIMUM 5.75%) HAD BEEN DEDUCTED, THE RESULTS WOULD HAVE BEEN LOWER.

Please see page 4 for Class A share results with relevant sales charges deducted. Results for other share classes can be found on page 30. Please see the inside back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of January 31, 2005, calculated in accordance with the Securities and Exchange Commission formula, was 1.45%, which reflects a fee waiver (1.44% without the fee waiver). The fund's distribution rate for Class A shares as of that date was 1.68%. Both reflect the 5.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Investing outside the United States is subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund's prospectus.

FELLOW SHAREHOLDERS:

[abstract illustration of a man holding a ruler larger than himself]

Rising oil prices, a weak dollar and increased demand for materials and machinery strongly influenced world markets in 2004, and Fundamental Investors was well-positioned to benefit from these trends.

For the year ended December 31, 2004, the fund recorded a gain of 13.9% for shareholders who reinvested their dividends. This figure was ahead of the 12.0% total return posted by its benchmark, the Lipper Large-Cap Value Funds Index, which measures funds that invest in companies that are undervalued within their industries. The fund's return also substantially outpaced the 10.9% total return posted by the unmanaged Standard & Poor's 500 Composite Index, a broad measure of U.S. stocks.

Quarterly income remains an important component of the fund's total return, and Fundamental Investors made distributions totaling 56 cents a share during the year, representing an income return of 1.95% for shareholders who reinvested their dividends.

In last year's report, we spoke of our hopes for further improvement in the U.S. dividend culture. This year's above-average payout is a partial realization of those hopes, as it includes a one-time special dividend from Microsoft, the fund's second-largest holding. While such events are, by definition, out of the ordinary, they affirm our optimism and strong commitment to the fund's goal of consistent quarterly income, a commitment we've maintained over the past decade, even as dividend payouts have generally declined as a percentage of company earnings.

[Begin Sidebar]
RESULTS AT A GLANCE

Returns for periods ended December 31, 2004, with all distributions reinvested.

                                                               1 year         5 years(1)      10 years(1)     Lifetime(1),(2)

Fundamental Investors                                          +13.91%            +3.22%          +13.27%           +14.16%
Lipper Large-Cap Core Funds Index                               +8.29             -2.98           +10.26                --(3)
Lipper Large-Cap Value Funds Index                             +12.00             +1.42           +11.29            +13.06
Standard & Poor's 500 Composite Index(4)                       +10.87             -2.30           +12.07            +13.38

(1) Average annual total return.
(2) Since Capital Research and Management Company began managing the fund on August 1, 1978.
(3) Index began on December 29, 1978.
(4) Unmanaged.
[End Sidebar]

MARKETS AND THE DOLLAR

The fiscal year began with markets moving upward on the strength of global expansion. But by early spring, the Iraqi insurgency and the specter of higher interest rates rattled investors' nerves and put markets into a holding pattern, where they stayed through the summer and into the fall. Markets showed new life in late October as oil prices pulled back from their highs, and positive employment and income data brightened the investment picture. Additionally, a late-year strengthening of major currencies against the dollar provided an additional boost to non-U.S. stock values.

The recent weakness in the dollar continued a two-year trend that has benefited fund shareholders in two distinct ways: First, since a weak dollar makes U.S. goods more affordable to non-U.S. purchasers, it has bolstered sales for many of the U.S. companies held by Fundamental Investors; second, it has amplified the value of the fund's non-U.S. holdings, which are worth more when converted from their native currencies into greenbacks. While it's important to note that we make investments in companies, not bets on movements in the dollar or euro or yen, we know that currency fluctuations are an important consideration when evaluating the global investment landscape. Remaining mindful of potential movements in currencies, along with the ability to invest up to 30% of the fund's assets in carefully chosen non-U.S. companies, often allows the fund to benefit in the twofold manner described above.

RIGHT PLACE, RIGHT TIME

A look at the fund's portfolio reveals a number of industry concentrations that helped us capitalize on several of the macroeconomic trends that figured strongly during the year.

The oil and gas sector benefited from surging crude prices brought on by rising consumption and fears about the security of the world's oil supply. The fund's holdings in this sector acquitted themselves well, with all of them finishing in positive territory. Canada's Suncor Energy (+40.8%), Shell Canada (+41.0%) and Norway's Norsk Hydro (+27.6%) were particularly strong, while Royal Dutch Petroleum (+9.5%), Fundamental Investors' fourth-largest position, slightly trailed overall returns.

Developing nations like China and India continued to invest heavily in infrastructure, creating demand for the materials and machinery that facilitate such growth. Accordingly, the fund's metals and mining holdings strongly contributed to results, with Australia's BHP Billiton (+30.7%), Phelps Dodge (+30.0%) and CONSOL Energy (+76.1%) all turning in solid gains. And heavy demand for the trucks and tractors used in mining, construction and agriculture fueled significant increases in the share prices of Deere (+14.4%) and Caterpillar (+17.5%).

Among  top  10   holdings   that  lost  value  were   Fannie  Mae   (-5.1%)  and
telecommunications giant SBC Communications (-1.2%). Microsoft followed the trend within the technology sector to finish down 3.0%. As with all individual company returns cited in this report, the Microsoft figure does not include the effect of dividends or distributions, including the aforementioned special dividend paid in December 2004.

In terms of the portfolio's geographical distribution, 2004 saw a rise in non-U.S. holdings, which now make up 24.7% of assets. Much of the increase came from Europe, where we found telecommunications services companies that were appealingly priced and had attractive yields. Our Canadian holdings rose too, in part due to capital appreciation in a number of our raw materials and oil and gas holdings there.

ONE COMPANY AT A TIME

Looking ahead, it's uncertain whether the economic conditions that contributed to the fund's recent results will remain in place. Few doubt that growth in the developing world will continue at a fairly rapid pace, but whether the U.S. dollar will remain weak and energy prices will continue to trend upwards are open questions.

As always, success will depend on the kind of careful stock selection that results from the bottom-up, research-driven approach employed by Capital Research and Management Company, investment adviser to Fundamental Investors and all the American Funds. Capital's time-tested approach relies on the analysis, insight and experience of the portfolio counselors and research analysts entrusted to manage your fund. In outlook and opinion, no two are the same, yet they share a common goal: building a portfolio that will benefit Fundamental Investors' shareholders over the long term.

[Begin Sidebar]
FUNDAMENTAL INVESTORS' TOTAL RETURN YEAR BY YEAR (ending December 31)

                                                   Capital return             Income return              Total return

1995                                                       +31.9%                     +2.3%                     +34.2%
1996                                                       +18.2                      +1.8                      +20.0
1997                                                       +25.0                      +1.7                      +26.7
1998                                                       +15.2                      +1.5                      +16.7
1999                                                       +23.2                      +1.4                      +24.6
2000                                                        +3.1                      +1.2                       +4.3
2001                                                       -10.9                      +1.3                       -9.6
2002                                                       -19.1                      +1.8                      -17.3
2003                                                       +30.2                      +1.8                      +32.0
2004                                                       +11.9                      +2.0                      +13.9

10-year average annual total return                                                                             +13.3%
10-year cumulative total return                                                                                +247.6
Lifetime cumulative total return (since 8/1/78)                                                              +3,207.6

Total return measures both capital results (changes in net asset value) and income return (from income dividends).
All returns assume reinvestment of all dividends and capital gain distributions. [End Sidebar]

To learn more about four of the companies that have become important components of that portfolio, we invite you to turn to the feature article, "One by one:
Building the fund's portfolio," which begins on page 6.

We believe the most meaningful validation of the fund's approach can be found in its long-term results. As measured over the last 10 years, Fundamental Investors' 13.3% average annual gain tops those of the Lipper Large-Cap Value Funds Index (+11.3%) and Standard & Poor's 500 Composite Index (+12.1%).

We thank you for your continuing commitment to long-term investing.

Sincerely,

/s/ James F. Rothenberg

James F. Rothenberg
Chairman

/s/ Dina N. Perry

Dina N. Perry
President

February 11, 2005

For current information about the fund, visit americanfunds.com.



THE VALUE OF A LONG-TERM PERSPECTIVE

HOW A $10,000 INVESTMENT HAS GROWN

The chart and accompanying table illustrate how a $10,000 investment in the fund grew between August 1, 1978 -- when Capital Research and Management Company became Fundamental Investors' investment adviser -- and December 31, 2004. The chart also shows how Standard & Poor's 500 Composite Index and the Lipper Large-Cap Value Funds Index fared over this same period, and what happened to inflation (as measured by the Consumer Price Index).

Figures shown are past results for Class A shares and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com. Fund figures reflect deduction of the maximum sales charge of 5.75% on the $10,000 investment.(1) Thus, the net amount invested was $9,425.(2)


[Begin Sidebar]
AVERAGE ANNUAL TOTAL RETURNS

Based on a $1,000 investment for periods ended December 31, 2004

Class A shares*

1 year                            +7.36%
5 years                           +2.01%
10 years                         +12.60%

Assumes reinvestment of all distributions and payment of the maximum 5.75% sales charge.

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 25 or in the fund's prospectus for details.

*Results for other share classes can be found on page 30.
[End Sidebar]


[begin mountain chart]

                                              Fundamental Investors        Fundamental Investors
                                              with dividends               not including
                                              reinvested  (1) (3)          dividends (1) (4)
          Initial Investment      7/31/1978   $ 9,425                       $9,425
1978      High                    11-Sep       10,000                        9,919
          Low                     14-Nov        8,667                        8,596
          Close                   29-Dec        9,155                        8,947
1979      Low                     27-Feb        9,086                        8,880
          High                    5-Oct        10,823                       10,310
          Close                   31-Dec       10,556                        9,892
1980      Low                     21-Apr        9,625                        8,907
          High                    20-Nov       13,131                       11,876
          Close                   31-Dec       12,807                       11,390
1981      High                    27-Apr       13,986                       12,308
          Low                     25-Sep       11,906                       10,243
          Close                   31-Dec       12,654                       10,688
1982      Low                     22-Jan       10,593                        8,947
          High                    7-Dec        17,346                       13,833
          Close                   31-Dec       16,957                       13,522
1983      Low                     3-Jan        16,636                       13,266
          High                    10-Oct       21,599                       16,721
          Close                   30-Dec       21,389                       16,424
1984      High                    9-Jan        22,004                       16,896
          Low                     24-Jul       18,549                       13,980
          Close                   31-Dec       22,621                       16,759
1985      Low                     1-May        22,882                       16,819
          High                    16-Dec       29,736                       21,355
          Close                   31-Dec       29,448                       21,148
1986      Low                     14-Feb       31,766                       22,665
          High                    4-Sep        36,571                       25,757
          Close                   31-Dec       35,941                       25,151
1987      High                    25-Aug       50,132                       34,478
          Low                     4-Dec        33,691                       23,002
          Close                   31-Dec       37,295                       25,463
1988      Low                     20-Jan       36,464                       24,895
          High                    5-Jul        43,076                       28,988
          Close                   30-Dec       43,246                       28,561
1989      Low                     3-Jan        43,068                       28,443
          High                    9-Oct        58,786                       38,138
          Close                   29-Dec       55,597                       35,438
1990      High                    4-Jun        60,265                       37,947
          Low                     11-Oct       46,988                       29,390
          Close                   31-Dec       52,130                       32,180
1991      Low                     9-Jan        50,201                       30,989
          High                    31-Dec       67,947                       40,940
          Close                   31-Dec       67,947                       40,940
1992      Low                     8-Apr        66,472                       39,828
          High                    12-Nov       72,487                       42,938
          Close                   31-Dec       74,871                       44,059
1993      Low                     8-Jan        74,615                       43,908
          High                    2-Nov        88,379                       51,169
          Close                   31-Dec       88,466                       50,884
1994      High                    2-Feb        91,634                       52,706
          Low                     8-Dec        86,773                       48,708
          Close                   30-Dec       89,641                       50,319
1995      Low                     3-Jan        89,539                       50,261
          High                    29-Nov      119,498                       66,056
          Close                   29-Dec      120,306                       66,210
1996      Low                     10-Jan      117,715                       64,784
          High                    26-Nov      145,602                       79,119
          Close                   31-Dec      144,352                       78,143
1997      Low                     11-Apr      144,443                       77,891
          High                    7-Oct       189,427                      101,423
          Close                   31-Dec      182,855                       97,513
1998      High                    17-Jul      212,584                      112,606
          Low                     8-Oct       173,534                       91,600
          Close                   31-Dec      213,421                      112,292
1999      Low                     14-Jan      211,060                      111,050
          High                    10-Dec      258,554                      134,742
          Close                   31-Dec      265,882                      138,151
2000      High                    1-Sep       293,957                      151,363
          Low                     21-Dec      266,380                      136,743
          Close                   29-Dec      277,235                      142,315
2001      High                    1-Feb       287,822                      147,750
          Low                     21-Sep      211,970                      107,718
          Close                   31-Dec      250,761                      126,959
2002      High                    19-Mar      260,698                      131,491
          Low                     9-Oct       182,355                       91,253
          Close                   31-Dec      207,271                      102,816
2003      Low                     12-Mar      186,058                       91,854
          High                    31-Dec      273,523                      133,434
          Close                   31-Dec      273,523                      133,434
2004      Low                     17-May      264,555                      128,624
          High                    30-Dec      311,756                      149,252
          Close                   31-Dec      311,563                      149,159

                                              S&P 500 Index with
                                              dividends reinvested
          Initial Investment      7/31/1978   $10,000
1978      High                    12-Sep       10,670
          Low                     14-Nov        9,306
          Close                   29-Dec        9,762
1979      Low                     27-Feb        9,807
          High                    5-Oct        11,769
          Close                   31-Dec       11,579
1980      Low                     27-Mar       10,627
          High                    28-Nov       15,813
          Close                   31-Dec       15,336
1981      High                    6-Jan        15,603
          Low                     25-Sep       13,172
          Close                   31-Dec       14,581
1982      Low                     12-Aug       12,625
          High                    9-Nov        17,877
          Close                   31-Dec       17,723
1983      Low                     3-Jan        17,433
          High                    10-Oct       22,491
          Close                   30-Dec       21,721
1984      Low                     24-Jul       19,933
          High                    6-Nov        23,337
          Close                   31-Dec       23,083
1985      Low                     4-Jan        22,592
          High                    16-Dec       30,417
          Close                   31-Dec       30,407
1986      Low                     22-Jan       29,286
          High                    2-Dec        37,737
          Close                   31-Dec       36,082
1987      High                    25-Aug       51,060
          Low                     4-Dec        34,314
          Close                   31-Dec       37,977
1988      Low                     20-Jan       37,293
          High                    21-Oct       44,800
          Close                   30-Dec       44,267
1989      Low                     3-Jan        43,883
          High                    9-Oct        58,837
          Close                   29-Dec       58,269
1990      High                    16-Jul       61,897
          Low                     11-Oct       50,026
          Close                   31-Dec       56,457
1991      Low                     9-Jan        53,255
          High                    31-Dec       73,620
          Close                   31-Dec       73,620
1992      Low                     8-Apr        70,130
          High                    18-Dec       80,063
          Close                   31-Dec       79,222
1993      Low                     8-Jan        78,011
          High                    28-Dec       87,854
          Close                   31-Dec       87,189
1994      High                    2-Feb        90,223
          Low                     4-Apr        82,600
          Close                   30-Dec       88,336
1995      Low                     3-Jan        88,305
          High                    13-Dec      122,408
          Close                   29-Dec      121,491
1996      Low                     10-Jan      118,049
          High                    25-Nov      152,084
          Close                   31-Dec      149,367
1997      Low                     2-Jan       148,615
          High                    5-Dec       201,641
          Close                   31-Dec      199,183
1998      Low                     9-Jan       190,410
          High                    29-Dec      258,425
          Close                   31-Dec      256,100
1999      Low                     14-Jan      252,550
          High                    31-Dec      309,980
          Close                   31-Dec      309,980
2000      High                    24-Mar      322,882
          Low                     20-Dec      269,684
          Close                   29-Dec      281,766
2001      High                    30-Jan      293,173
          Low                     21-Sep      207,919
          Close                   31-Dec      248,303
2002      High                    19-Mar      253,587
          Low                     9-Oct       169,983
          Close                   31-Dec      193,447
2003      Low                     12-Mar      176,642
          High                    31-Dec      248,903
          Close                   31-Dec      248,903
2004      Low                     12-Aug      240,252
          High                    30-Dec      275,924
          Close                   31-Dec      275,970




                                              Lipper Large-Cap Value
                                              Funds Index with
                                              dividends reinvested
          Initial Investment      7/31/1978    $             10,000
1978      High                    31-Aug                     10,377
          Low                     31-Oct                      9,281
          Close                   29-Dec                      9,669
1979      Low                     28-Feb                      9,757
          High                    30-Sep                     11,676
          Close                   31-Dec                     11,667
1980      Low                     31-Mar                     10,929
          High                    30-Nov                     14,925
          Close                   31-Dec                     14,658
1981      High                    31-May                     15,457
          Low                     30-Sep                     13,965
          Close                   31-Dec                     14,879
1982      Low                     31-Jul                     14,113
          High                    31-Dec                     18,622
          Close                   31-Dec                     18,622
1983      Low                     31-Jan                     19,113
          High                    30-Nov                     23,082
          Close                   30-Dec                     22,968
1984      Low                     31-May                     21,001
          High                    31-Dec                     24,352
          Close                   31-Dec                     24,352
1985      Low                     31-Jan                     25,997
          High                    31-Dec                     31,784
          Close                   31-Dec                     31,784
1986      Low                     31-Jan                     32,353
          High                    31-Aug                     38,779
          Close                   31-Dec                     37,754
1987      High                    31-Aug                     49,169
          Low                     30-Nov                     36,275
          Close                   31-Dec                     38,736
1988      Low                     31-Jan                     40,556
          High                    31-Oct                     44,818
          Close                   30-Dec                     44,776
1989      Low                     28-Feb                     46,751
          High                    29-Dec                     56,851
          Close                   29-Dec                     56,851
1990      High                    31-May                     58,357
          Low                     31-Oct                     49,728
          Close                   31-Dec                     54,547
1991      Low                     31-Jan                     57,401
          High                    31-Dec                     71,251
          Close                   31-Dec                     71,251
1992      Low                     31-Mar                     70,391
          High                    31-Dec                     77,417
          Close                   31-Dec                     77,417
1993      Low                     31-Jan                     78,305
          High                    31-Dec                     87,686
          Close                   31-Dec                     87,686
1994      Low                     31-Mar                     83,827
          High                    31-Aug                     90,912
          Close                   30-Dec                     87,848
1995      Low                     31-Jan                     87,982
          High                    29-Dec                    117,523
          Close                   29-Dec                    117,051
1996      Low                     31-Jan                    114,077
          High                    30-Nov                    144,146
          Close                   31-Dec                    141,708
1997      Low                     31-Mar                    140,864
          High                    31-Dec                    185,194
          Close                   31-Dec                    182,058
1998      Low                     31-Aug                    173,949
          High                    31-Dec                    216,227
          Close                   31-Dec                    215,266
1999      Low                     28-Feb                    211,538
          High                    30-Jun                    245,265
          Close                   31-Dec                    238,470
2000      Low                     29-Feb                    213,261
          High                    31-Aug                    246,820
          Close                   29-Dec                    243,131
2001      High                    31-Jan                    247,162
          Low                     30-Sep                    190,741
          Close                   31-Dec                    222,282
2002      High                    31-Mar                    230,125
          Low                     30-Sep                    154,261
          Close                   31-Dec                    178,544
2003      Low                     31-Mar                    161,368
          High                    31-Dec                    228,532
          Close                   31-Dec                    228,532
2004      Low                     12-Aug                    223,845
          High                    30-Dec                    256,244
          Close                   31-Dec                    255,944



                                              Consumer Price Index
                                              (inflation)(6)
          Initial Investment      7/31/1978   $10,000
1978      Low                     31-Jul      10,000
          High                    29-Dec      10,304
          Close                   29-Dec      10,304
1979      Low                     31-Jan      10,396
          High                    31-Dec      11,674
          Close                   31-Dec      11,674
1980      Low                     31-Jan      11,842
          High                    31-Dec      13,135
          Close                   31-Dec      13,135
1981      Low                     31-Jan      13,242
          High                    31-Dec      14,307
          Close                   31-Dec      14,307
1982      Low                     31-Jan      14,353
          High                    31-Oct      14,947
          Close                   31-Dec      14,855
1983      Low                     31-Jan      14,886
          High                    30-Dec      15,419
          Close                   30-Dec      15,419
1984      Low                     31-Jan      15,510
          High                    31-Oct      16,027
          Close                   31-Dec      16,027
1985      Low                     31-Jan      16,058
          High                    31-Dec      16,636
          Close                   31-Dec      16,636
1986      Low                     30-Apr      16,530
          High                    31-Dec      16,819
          Close                   31-Dec      16,819
1987      Low                     31-Jan      16,925
          High                    30-Nov      17,565
          Close                   31-Dec      17,565
1988      Low                     31-Jan      17,610
          High                    30-Dec      18,341
          Close                   30-Dec      18,341
1989      Low                     31-Jan      18,432
          High                    29-Dec      19,193
          Close                   29-Dec      19,193
1990      Low                     31-Jan      19,391
          High                    30-Nov      20,365
          Close                   31-Dec      20,365
1991      Low                     31-Jan      20,487
          High                    31-Dec      20,989
          Close                   31-Dec      20,989
1992      Low                     31-Jan      21,020
          High                    30-Nov      21,613
          Close                   31-Dec      21,598
1993      Low                     31-Jan      21,705
          High                    30-Nov      22,192
          Close                   31-Dec      22,192
1994      Low                     31-Jan      22,253
          High                    30-Nov      22,785
          Close                   30-Dec      22,785
1995      Low                     31-Jan      22,877
          High                    31-Oct      23,394
          Close                   29-Dec      23,364
1996      Low                     31-Jan      23,501
          High                    30-Nov      24,140
          Close                   31-Dec      24,140
1997      Low                     31-Jan      24,216
          High                    31-Oct      24,597
          Close                   31-Dec      24,551
1998      Low                     31-Jan      24,597
          High                    31-Oct      24,962
          Close                   31-Dec      24,947
1999      Low                     31-Jan      25,008
          High                    30-Nov      25,616
          Close                   31-Dec      25,616
2000      Low                     31-Jan      25,693
          High                    30-Nov      26,499
          Close                   29-Dec      26,484
2001      Low                     31-Jan      26,651
          High                    30-Sep      27,139
          Close                   31-Dec      26,895
2002      Low                     31-Jan      26,956
          High                    31-Oct      27,595
          Close                   31-Dec      27,534
2003      Low                     31-Jan      27,656
          High                    30-Sep      28,189
          Close                   31-Dec      28,052
2004      Close                               28,965

[end mountain chart]


(1) As outlined in the prospectus, the sales charge is reduced for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares.
(2) The maximum initial sales charge was 8.5% prior to July 1, 1988.
(3) Includes reinvested dividends of $52,001 and reinvested capital gain distributions of $130,729.
(4) Includes reinvested capital gain distributions of $73,002, but does not reflect income dividends of $29,869 taken in cash.
(5) For the period August 1, 1978 (when Capital Research and Management Company became investment adviser) through December 31, 1978.
(6) Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.

The market indexes are unmanaged, do not reflect sales charges, commissions or expenses and cannot be invested in directly.

Year ended
December 31                          1978(5)          1979         1980         1981         1982         1983

CAPITAL VALUE
Dividends in cash                       $216           405          553          580          634          594
Value at year-end                     $8,947         9,892       11,390       10,688       13,522       16,424
TOTAL VALUE
Dividends reinvested                    $217           421          603          665          768          755
Value at year-end                     $9,155        10,556       12,807       12,654       16,957       21,389
TOTAL RETURN                           -8.4%          15.3         21.3         -1.2         34.0         26.1

Year ended
December 31                             1984          1985         1986         1987         1988         1989

CAPITAL VALUE
Dividends in cash                        556           582          636          717          895        1,225
Value at year-end                     16,759        21,148       25,151       25,463       28,561       35,438
TOTAL VALUE
Dividends reinvested                     734           795          894        1,034        1,328        1,877
Value at year-end                     22,621        29,448       35,941       37,295       43,246       55,597
TOTAL RETURN                             5.8          30.2         22.0          3.8         16.0         28.6

Year ended
December 31                             1990          1991         1992         1993         1994         1995

CAPITAL VALUE
Dividends in cash                      1,058           904          988        1,084        1,238        1,160
Value at year-end                     32,180        40,940       44,059       50,884       50,319       66,210
TOTAL VALUE
Dividends reinvested                   1,679         1,478        1,655        1,858        2,171        2,082
Value at year-end                     52,130        67,947       74,871       88,466       89,641      120,306
TOTAL RETURN                            -6.2          30.3         10.2         18.2          1.3         34.2

Year ended
December 31                             1996          1997         1998         1999         2000         2001

CAPITAL VALUE
Dividends in cash                      1,196         1,351        1,428        1,578        1,716        1,844
Value at year-end                     78,143        97,513      112,292      138,151      142,315      126,959
TOTAL VALUE
Dividends reinvested                   2,187         2,511        2,691        3,013        3,319        3,611
Value at year-end                    144,352       182,855      213,421      265,882      277,235      250,761
TOTAL RETURN                            20.0          26.7         16.7         24.6          4.3         -9.6

Year ended
December 31                             2002          2003         2004

CAPITAL VALUE
Dividends in cash                      2,289         1,850        2,590
Value at year-end                    102,816       133,434      149,159(4)
TOTAL VALUE
Dividends reinvested                   4,553         3,755         5,345
Value at year-end                    207,271       273,523      311,563(3)
TOTAL RETURN                           -17.3          32.0         13.9

Average annual total return for 26-1/2 years 13.9%(1)

[abstract illustration of building blocks with picutres of various items on each block: house, hard hat, screwdriver, crane, corn cob, leaf, factory. Building blocks are being analyzed, pushed and measured by individuals.]

ONE BY ONE:
Building the fund's portfolio

The portfolio counselors and research analysts who manage Fundamental Investors have considerable flexibility in pursuing the fund's growth-and-income mandate. Rather than limiting their search to companies that each individually embody the fund's goals, they assemble a portfolio that does so collectively. Some contribute more to its growth objective, while others are appealing from an income standpoint. Still others stand somewhere in the middle.

But to get to the heart of the fund's approach, one needs to look beyond categories to the companies themselves -- because that's what the fund's investment professionals do. Through intensive, bottom-up research they find companies with the competitive advantages necessary to thrive in the global economy and reward shareholders. Each company is its own unique investment story -- a particular combination of attributes that furthers the fund's overall mission. And like an eclectic volume of short stories that somehow adds up to a single satisfying read, the diverse mix of companies that constitutes the fund's portfolio has historically met Fundamental Investors' goal of long-term growth of capital and income.

In the following pages, we'll take a closer look at four of the fund's holdings, and uncover the investment story behind each. In doing so, we'll encounter some of the elements portfolio counselors and research analysts consider when weighing investment decisions, and gain a clearer sense of their diverse investment styles.

[abstract illustration of a factory with roads leading to another factory, construction site and house]
[Begin Picture Caption]
A strong product roster, a diverse customer base and an understanding of market cycles convinced Dina Perry that Emerson Electric was a solid choice for Fundamental Investors.
[End Caption]

DOWN BUT NOT OUT

Investing in companies from out-of-favor sectors is a bit like buying Christmas decorations on December 26: It's typically the most affordable opportunity to do so, but it takes time to realize the full benefits of the purchase.

Consider the case of Emerson Electric. When Fundamental Investors' portfolio counselor and president, Dina Perry, invested in the company nearly two years ago, the share value of this St. Louis-based manufacturing conglomerate was languishing, thanks, in part, to a global slowdown in industrial production.

Companies like Emerson, whose fortunes are, in many ways, linked to the ebb and flow of the economic cycle, are known as cyclicals, and Fundamental Investors has a long history of benefiting from investments in them.

"When sectors fall out of favor, the share values of strong and weak companies both suffer," explains Dina. "This creates excellent buying opportunities, since good companies can be purchased at reasonable valuations. The problem is that it's not always clear which out-of-favor companies will prosper when the clouds part. That's where fundamental research comes in."

Working with Capital Research and Management Company analyst Martin Jacobs, Dina began looking closely at Emerson early in 2003. "I liked the fact that the company had a roster of strong global businesses and was a leader in many of its product categories," notes Dina. "I was also impressed by their diversity. As a manufacturer of consumer, commercial and industrial goods, their overall success didn't depend on a single product line or strong demand in any one market."

Moreover, Dina learned that management wasn't resting on its laurels, "In the `90s, Emerson strengthened its presence in an area known as process controls," she adds. "Process controls are the devices that go on industrial and manufacturing equipment and collect vital information -- things like temperature, pressure and supply -- which they then transmit to a command and control center. In an age of increasing automation, this is an important business."

For investors in cyclical companies, waiting for the tailwinds that can bring about a rise in share price becomes more bearable when a company's management is committed to rewarding shareholders with income. This was the case with Emerson. "The company has a long track record of not only delivering strong earnings growth, but dividend growth as well," explains Dina. "Given Fundamental Investors' income objective, that added to the appeal."


In the spring of 2003, a pick-up in global industrial output did, in fact, materialize and Emerson has rebounded strongly. The weak dollar has also helped considerably, making the company's products even more attractive to its non-U.S. customers, who account for roughly half of sales.

It wasn't clairvoyance or the ability to see around corners that triggered Dina's decision to invest, but intensive research, Emerson's appealing income profile, and patience for a company in an out-of-favor sector that experience told her would return to fair value and ultimately benefit shareholders.

[abstract illustration of a small shovel with a stalk of corn in it]

[Begin Picture Caption]
Focusing on the less obvious consequences of rising global living standards led Gordon Crawford to Potash Corp.
[End Caption]

A TRUE GROWTH STORY

Rising global living standards. The phrase suggests greater numbers of people gaining access to the creature comforts and technologies enjoyed by those in the developed world. And while increased consumption of those things is certainly a big part of the overall global growth story -- and an example of how companies from the industrialized world are benefiting from it -- some effects of the proverbial rising tide are less obvious. Look at fertilizer.

In most cases, the increase in disposable income that generally accompanies improving living standards brings with it an increase in per-capita consumption of meat. Raising the livestock necessary to satisfy that demand requires considerable quantities of grain, and places additional burdens on a food supply already strained by population growth and a diminishing supply of farmland. The net result is that farmers are being asked to grow more food on less acreage. Seed-engineering, herbicides and more efficient agricultural management can boost output, but without fertilizer returning to the soil those nutrients that growing crops leech from it, fields become unproductive and eventually lay fallow.

Needless to say, global demand for fertilizer is on the rise.

Which brings us to potash -- both the chemical compound and the Canadian mining company of the same name. Potash, the substance, is a plant nutrient indispensable to manufactured fertilizer. As a mined commodity that cannot be chemically synthesized, bringing it to the marketplace requires considerable capital investment, and new operations cannot be brought on line quickly.

Saskatchewan-based Potash Corp. is the world's largest supplier of this vital product. But to Gordon Crawford, a portfolio counselor for Fundamental Investors, the company's size is less important than its strategic position. "Potash Corp. is the only producer in the world that has meaningful excess capacity," he explains. "So as global consumption grows, it's the only company that can increase production without incurring sizable new costs. This is the kind of competitive advantage that companies rarely enjoy, and it makes Potash an extremely attractive investment."

Gordon invested in Potash in August of 2004, and since then, the company's stock has risen more than 60%. "Earnings have been great, and estimates for them have been rising," he notes. "But my investment wasn't about quick profits, it was about relying on extensive research to gain a more complete understanding of the consequences of global growth. And when that research turned up a strongly positioned company with its growth tied to a fundamental -- and growing -- human need, it made for a compelling story and, ultimately, an investment that stands to benefit shareholders."

VALUE SPARKS INTEREST

Fundamental Investors portfolio counselor Jim Drasdo invested in Caterpillar more than 15 years ago. At the time, the global manufacturer of the instantly recognizable equipment that does much of the construction and mining industries' heavy lifting was smack in the middle of an ugly labor dispute. Adding to its troubles, a strong dollar and advancing Japanese technology had increased the competitiveness of the global marketplace. CAT looked like it was in jeopardy of becoming an also-ran.

But with the company's share price trading at a level he describes as "dirt cheap," Jim decided to take a closer look. What he found beyond the labor problems and competitive pressures was a great brand with an unrivalled global dealer network -- one that afforded the company a competitive edge. "If you run a mine in a remote location, and uninterrupted operation of it depends on equipment that stays up and running, having quick access to parts and service is invaluable. I felt that CAT's network provided a meaningful advantage that would help see it through the troubles it was experiencing," explains Jim.

In addition, Jim took a favorable view of CAT's management team, and his faith was bolstered by their performance during the tough times. "Management basically ran the plant during a strike in the early `90s, which helped avert the destructive effect that a lengthy interruption in production could have had," he recalls. "And while several CEOs have led the company since I invested, they're all cut from the same cloth. They've blocked and tackled very well, and been good stewards of the company's cash."

These days, they're stewarding a good deal of it.

With the labor dispute long since resolved and renewed strength in a number of business areas, CAT has experienced a resurgence. By broadening its power-generation product line, the company picked up market share in this growing sector, and CAT's innovative technologies have helped it meet the EPA's tougher diesel emissions standards well ahead of schedule.

An impressive turnaround story has become exceptional thanks to the role that CAT heavy equipment has played in meeting the skyrocketing demands of the developing world. Whether mining for copper and aluminum, or reshaping the construction sites to which many of those commodities are headed, CAT's products have proved indispensable to global growth that seems destined to continue.

[abstract illustration of the earth with a tractor, dump-truck and back-hoe circling on its surface]

[Begin Picture Caption]
Where others saw a company in trouble, Jim Drasdo saw in Caterpillar a powerful global brand at an appealing valuation.
[End Caption]

Since Jim first invested, CAT's sales have more than doubled and the stock reflects the company's fortunes, with the share price up nearly 600% since his initial purchase in March of 1989.

Owning a cyclical company like CAT for well over a decade is somewhat unusual, and during the course of the stock's considerable climb, many have suggested to Jim that he take some chips off the table. But the same independent instincts that sparked his initial interest in the company remain in place. His explanation is not complicated, "I'm a buy-and-hold kind of guy. I firmly believe that if you have a fairly valued company at which management is doing the right thing, and you've got some tailwinds at your back, you stick with it."

[abstract illustration of an hour-glass with factories in the background]

[Begin Picture Caption]
Taking the time to understand an evolving but out-of-favor technology inspired Mike Kerr's investment in Suncor Energy.
[End Caption]

AN IDEA WHOSE TIME ARRIVED

When it comes to research, sometimes it's necessary to dig deep to understand the value of something that, quite literally, sits close to the surface.

This is a fact not lost on Mike Kerr who, before becoming a portfolio counselor for Fundamental Investors, was an oil and gas analyst for the fund.

In the mid-90s, Mike, a geophysicist by training, became increasingly interested in the fledgling oil sands business. Oil sands are petroleum deposits mixed with sand that sit near the earth's surface. Unlike deep oil deposits, which are extracted through drilling, oil sands are mined, with the crude-caked "ore" put through a chemical process that removes the oil.

In the early '80s, oil sands were being hailed as a plentiful and potentially profitable alternative to drilled oil. But early efforts at mass production were hampered by technological obstacles, which made the end-product expensive relative to its traditionally extracted counterpart.

"The business endured a full decade of technical problems -- some of them quite severe -- and by the time the '90s rolled around, oil sands had a very bad name with investors," recalls Mike. "But our research convinced us that the technology was on the verge of significant improvement and that the productivity and predictability of operations were going to get a whole lot better."

Mike and his colleagues demonstrated their conviction with investments in a number of oil sands producers, notably Suncor Energy of Alberta, the Canadian province that's home to the world's largest known oil sands reserves.

Their faith proved well-founded. Since making the initial investment in 1996, manufacturing costs have declined, while overall production has more than tripled and is expected to double again by 2012. Since that initial investment, the company's share price has increased more than 800%. These days, Suncor stands as the fund's largest holding, a position it has assumed largely as a result of growth in its stock price. Not surprising, since Mike and his colleagues have never trimmed their position.

Suncor's future looks even brighter when considered against the current backdrop of the overall oil and gas industry. "Right about the time we made the investment, big oil companies began having difficulty coming up with sufficient projects to assure production growth over any defined period," notes Mike. "This is not the case with Suncor."

Moreover, an investment that made sense in a world with a stable and secure oil supply has become auspicious as global instability increasingly threatens the safety of that supply. "We're now in a period when oil has a lot of political risks attached to it," Mike observes. "And having a large holding in a stable and secure producer with an outstanding growth component seems like a very good idea for Fundamental Investors."

DIVERSITY BY DESIGN
The multiple portfolio counselor system
[photo of Gordon Crawford]
[photo of James Drasdo]
[photo of Dina Perry]
[photo of Mike Kerr]

Portfolio                           Years of                          Years with
counselors                   investment experience*                 American Funds*

Gordon Crawford                        34                                 34

James Drasdo                           33                                 28

Dina Perry                             27                                 13

Mike Kerr                              22                                 20

The investment stories in this report offer insight into the method of portfolio management employed by Capital Research and Management Company, investment adviser to Fundamental Investors and all the American Funds. Known as the multiple portfolio counselor system, this approach divides the fund's assets into portions, each of which is independently managed -- within the fund's objectives -- by one of Fundamental Investors' portfolio counselors. Guided by their unique backgrounds and outlooks, as well as their extensive investment experience, they are free to invest according to their strongest-conviction ideas. The fund's research analysts also manage a share of assets. Since no two investment professionals share the same approach, the resulting portfolio reflects a diversity of perspectives and spans a broad range of companies and industries.

*All years as of March 2005.


SUMMARY INVESTMENT PORTFOLIO, December 31, 2004

Beginning with this report, a summary portfolio, approved under rules adopted by the Securities and Exchange Commission this year, will replace the complete listing of portfolio holdings used in previous shareholder reports. This summary portfolio is designed to streamline the report and help investors better focus on a fund's principal holdings. The schedule includes each of the fund's 50 largest holdings and investments of any issuer for which the total value of all holdings in that issuer exceeds 1% of the fund's net assets. A complete schedule of portfolio holdings is available upon request, free of charge, by calling American Funds Service Company at 800/421-0180 or accessing the U.S. Securities and Exchange Commission website at www.sec.gov.


[begin pie chart]
                                                    (percent of
Industry sector diversification                     net assets)

Equity securities                                         92.51 %
Energy                                                    13.08
Industrials                                               12.38
Materials                                                 12.09
Financials                                                11.66
Consumer discretionary                                     9.65
Other industries                                          33.65
Convertible securities                                     1.29
Bonds & notes                                              0.72
Cash & equivalents                                         5.48
[end pie chart]


                                                                                            Shares         Market        Percent
                                                                                                            value         of net
COMMON STOCKS  - 92.51%                                                                                     (000)         assets

ENERGY  - 13.08%
Suncor Energy Inc.                                                                      18,490,501       $653,331          2.70%
Royal Dutch Petroleum Co. (New York registered)                                          8,425,000        483,427           2.00
Exxon Mobil Corp.                                                                        5,000,000        256,300           1.06
Norsk Hydro ASA                                                                          2,168,000        170,127
Norsk Hydro ASA (ADR)                                                                      700,000         55,104            .93
Shell Canada Ltd.                                                                        3,273,200        218,186            .90
LUKoil Holding (ADR)                                                                     1,750,000        214,375            .88
Halliburton Co.                                                                          4,600,000        180,504            .75
Baker Hughes Inc.                                                                        3,800,000        162,146            .67
Murphy Oil Corp.                                                                         1,970,000        158,487            .65
Other securities                                                                                          615,232           2.54
                                                                                                        3,167,219          13.08

INDUSTRIALS  - 12.38%
Deere & Co.                                                                              5,500,000        409,200           1.69
Caterpillar Inc.                                                                         3,600,000        351,036           1.45
General Electric Co.                                                                     9,500,000        346,750           1.43
Northrop Grumman Corp.                                                                   4,316,333        234,636            .97
Parker Hannifin Corp.                                                                    2,800,000        212,072            .87
General Dynamics Corp.                                                                   1,772,900        185,445            .77
Tyco International Ltd.                                                                  5,125,000        183,168            .76
Raytheon Co.                                                                             4,461,372        173,235            .71
Emerson Electric Co.                                                                     2,200,000        154,220            .64
Other securities                                                                                          749,489           3.09
                                                                                                        2,999,251          12.38

MATERIALS  - 12.09%
Dow Chemical Co.                                                                         9,752,700        482,856           1.99
Alcoa Inc.                                                                               7,973,800        250,537           1.03
International Paper Co.                                                                  5,500,000        231,000            .95
BHP Billiton Ltd.                                                                       17,995,030        215,535            .89
Phelps Dodge Corp.                                                                       2,000,000        197,840            .82
Weyerhaeuser Co.                                                                         2,883,000        193,795            .80
E.I. du Pont de Nemours and Co.                                                          3,850,000        188,842            .78
Temple-Inland Inc.                                                                       2,750,000        188,100            .78
Rio Tinto PLC                                                                            6,000,000        176,261            .73
Other securities                                                                                          803,262           3.32
                                                                                                        2,928,028          12.09

FINANCIALS  - 11.66%
Fannie Mae                                                                               5,117,800        364,439           1.50
Allied Irish Banks, PLC                                                                 12,724,382        264,540           1.09
Washington Mutual, Inc.                                                                  5,200,000        219,856            .91
Bank of America Corp.                                                                    4,096,800        192,509            .79
Bank of Ireland                                                                         10,165,000        168,652            .70
Other securities                                                                                        1,613,088           6.67
                                                                                                        2,823,084          11.66

CONSUMER DISCRETIONARY  - 9.65%
Time Warner Inc.  (1)                                                                   20,425,000        397,062           1.64
News Corp. Inc.                                                                         17,220,000        321,325           1.33
Lowe's Companies, Inc.                                                                   5,524,900        318,179           1.31
Target Corp.                                                                             4,890,000        253,938           1.05
Limited Brands, Inc.                                                                    10,815,980        248,984           1.03
Other securities                                                                                          797,574           3.29
                                                                                                        2,337,062           9.65

INFORMATION TECHNOLOGY  - 9.54%
Microsoft Corp.                                                                         19,625,000        524,184           2.16
Texas Instruments Inc.                                                                  11,963,024        294,530           1.22
Automatic Data Processing, Inc.                                                          4,400,000        195,140            .81
International Business Machines Corp.                                                    1,900,000        187,302            .77
Other securities                                                                                        1,108,191           4.58
                                                                                                        2,309,347           9.54

TELECOMMUNICATION SERVICES  - 7.42%
SBC Communications Inc.                                                                 17,250,000        444,532           1.84
Telefonica, SA (ADR)                                                                     2,750,000        155,375
Telefonica, SA                                                                           2,950,000         55,377            .87
Verizon Communications Inc.                                                              4,815,000        195,056            .80
France Telecom, SA                                                                       5,800,000        191,361            .79
Other securities                                                                                          755,828           3.12
                                                                                                        1,797,529           7.42

CONSUMER STAPLES  - 4.82%
Altria Group, Inc.                                                                       8,114,800        495,814           2.05
Other securities                                                                                          671,556           2.77
                                                                                                        1,167,370           4.82

UTILITIES  - 3.81%
Dominion Resources, Inc.                                                                 3,390,000        229,639            .95
Questar Corp.                                                                            3,000,000        152,880            .63
Other securities                                                                                          539,920           2.23
                                                                                                          922,439           3.81

HEALTH CARE  - 3.76%
Sanofi-Aventis                                                                           3,350,000        266,790           1.10
Eli Lilly and Co.                                                                        3,100,000        175,925            .73
Other securities                                                                                          467,043           1.93
                                                                                                          909,758           3.76

MISCELLANEOUS  -  4.30%
Other common stocks in initial period of acquisition                                                    1,041,913           4.30


TOTAL COMMON STOCKS (cost: $17,291,539,000)                                                            22,403,000          92.51



                                                                                                           Market        Percent
                                                                                                            value         of net
RIGHTS & WARRANTS  - 0.00%                                                                                  (000)         assets


TOTAL RIGHTS & WARRANTS (cost: $572,000)                                                                      614            .00



                                                                                                           Market        Percent
                                                                                                            value         of net
CONVERTIBLE SECURITIES  - 1.29%                                                                             (000)         assets


TOTAL CONVERTIBLE SECURITIES (cost: $283,272,000)                                                         311,926           1.29



                                                                                         Principal         Market        Percent
                                                                                            amount          value         of net
BONDS & NOTES  - 0.72%                                                                       (000)          (000)         assets

CONSUMER DISCRETIONARY  - 0.11%
Time Warner Inc. 10.15% 2012                                                                $6,000         $7,882           .03%
Other securities                                                                                           19,525            .08
                                                                                                           27,407            .11

OTHER - 0.61%                                                                                             146,974            .61


TOTAL BONDS & NOTES (cost: $168,604,000)                                                                  174,381            .72



                                                                                         Principal         Market        Percent
                                                                                            amount          value         of net
SHORT-TERM SECURITIES  - 5.48%                                                               (000)          (000)         assets


Eli Lilly and Co. 2.03%-2.26% due 1/12-2/1/2005 (2)                                         75,000         74,915            .31
SBC Communications Inc. 2.26%-2.35% due 2/2-2/23/2005 (2)                                   59,800         59,630            .24
General Electric Capital Corp. 2.20%-2.27% due 1/3-1/18/2005                                48,800         48,761            .20
Other securities                                                                                        1,144,822           4.73

TOTAL SHORT-TERM SECURITIES (cost: $1,328,142,000)                                                      1,328,128           5.48


TOTAL INVESTMENT SECURITIES (cost: $19,072,129,000)                                                    24,218,049         100.00
OTHER ASSETS LESS LIABILITIES                                                                                (627)         (0.00)

NET ASSETS                                                                                            $24,217,422        100.00%


"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not required to be disclosed in the summary investment portfolio.

INVESTMENTS IN AFFILIATES

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The market value of the fund's holdings in affiliated companies is included in "Other securities" under their respective industry sectors in the preceding summary investment portfolio. Further details on these holdings and related transactions during the year ended December 31, 2004 appear below.

                                                                                                        Dividend          Market
Company                                    Beginning       Purchases         Sales         Ending         income           value
                                              shares                                       shares          (000)           (000)
Temple-Inland (3)                          2,750,000               -             -      2,750,000         $6,710              $0

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities, including those included in "Other securities" in the summary investment portfolio, was $1,121,236,000, which represented 4.63% of the net assets of the fund.
(3) Unaffiliated issuer at 12/31/2004.


ADR = American Depositary Receipts

See Notes to Financial Statements


FINANCIAL STATEMENTS

Statement of assets and liabilities
at December 31, 2004                          (dollars and shares in thousands,
                                                      except per-share amounts)

ASSETS:
 Investment securities at market (cost: $19,072,129)                                                                  $24,218,049
 Cash                                                                                                                         460
 Receivables for:
  Sales of investments                                                                         $48,667
  Sales of fund's shares                                                                        29,480
  Dividends and interest                                                                        47,109                    125,256
                                                                                                                       24,343,765
LIABILITIES:
 Payables for:
  Purchases of investments                                                                      79,450
  Repurchases of fund's shares                                                                  32,772
  Investment advisory services                                                                   5,131
  Services provided by affiliates                                                                7,529
  Deferred Directors' compensation                                                               1,226
  Other fees and expenses                                                                          235                    126,343
NET ASSETS AT DECEMBER 31, 2004                                                                                       $24,217,422

NET ASSETS CONSIST OF:
 Capital paid in on shares of capital stock                                                                           $19,789,301
 Undistributed net investment income                                                                                      100,738
 Accumulated net realized loss                                                                                           (818,610)
 Net unrealized appreciation                                                                                            5,145,993
NET ASSETS AT DECEMBER 31, 2004                                                                                       $24,217,422

Total authorized capital stock - 1,000,000 shares, $1.00 par value (750,997 total shares outstanding)

                                                                                                                 Net asset value
                                                                     Net assets        Shares outstanding          per share (1)

Class A                                                             $21,542,689                   667,940                 $32.25
Class B                                                                 971,026                    30,162                  32.19
Class C                                                                 566,009                    17,596                  32.17
Class F                                                                 463,116                    14,365                  32.24
Class 529-A                                                             145,912                     4,526                  32.24
Class 529-B                                                              29,304                       909                  32.23
Class 529-C                                                              45,237                     1,404                  32.23
Class 529-E                                                               7,400                       230                  32.23
Class 529-F                                                               2,392                        74                  32.22
Class R-1                                                                 6,129                       190                  32.18
Class R-2                                                                93,312                     2,901                  32.17
Class R-3                                                               124,433                     3,863                  32.21
Class R-4                                                                79,969                     2,482                  32.22
Class R-5                                                               140,494                     4,355                  32.26

(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for classes A and 529-A, for which the maximum offering prices per share were $34.22 and $34.21, respectively.

See Notes to Financial Statements


STATEMENT OF OPERATIONS
for the year ended December 31, 2004                    (dollars in thousands)

INVESTMENT INCOME:
 Income:
  Dividends (net of non-U.S. withholding tax of $11,199;                                 $519,509
also includes $6,710 from affiliate)
  Interest (net of non-U.S. withholding tax of $5)                                         69,422                    $588,931

 Fees and expenses:
  Investment advisory services                                                             59,209
  Distribution services                                                                    64,204
  Transfer agent services                                                                  19,796
  Administrative services                                                                   2,925
  Reports to shareholders                                                                     802
  Registration statement and prospectus                                                       462
  Postage, stationery and supplies                                                          1,952
  Directors' compensation                                                                     392
  Auditing and legal                                                                          142
  Custodian                                                                                 1,343
  State and local taxes                                                                         1
  Other                                                                                       108
  Total expenses before reimbursement/waiver                                              151,336
   Reimbursement/waiver of expenses                                                         1,233                     150,103
 Net investment income                                                                                                438,828

NET REALIZED GAIN AND UNREALIZED APPRECIATION
 ON INVESTMENTS AND NON-U.S. CURRENCY:
 Net realized gain (loss) on:
  Investments                                                                             613,354
  Non-U.S. currency transactions                                                           (1,789)                    611,565
 Net unrealized appreciation (depreciation) on:
  Investments                                                                           1,889,711
  Non-U.S. currency translations                                                             (217)                  1,889,494
   Net realized gain and unrealized appreciation
    on investments and non-U.S. currency                                                                            2,501,059
NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                                                                                   $2,939,887

See Notes to Financial Statements




STATEMENT OF CHANGES IN NET ASSETS                      (dollars in thousands)

                                                                                                 Year ended December 31
                                                                                             2004                        2003
OPERATIONS:
 Net investment income                                                                   $438,828                    $358,360
 Net realized gain (loss) on investments and
  non-U.S. currency transactions                                                          611,565                    (603,496)
 Net unrealized appreciation
  on investments and non-U.S. currency translations                                     1,889,494                   5,356,683
  Net increase in net assets
   resulting from operations                                                            2,939,887                   5,111,547

DIVIDENDS PAID TO SHAREHOLDERS FROM NET INVESTMENT
 INCOME AND  CURRENCY GAINS                                                              (404,177)                   (283,809)

CAPITAL SHARE TRANSACTIONS                                                                497,675                     (69,713)

TOTAL INCREASE IN NET ASSETS                                                            3,033,385                   4,758,025

NET ASSETS:
 Beginning of year                                                                     21,184,037                  16,426,012
 End of year (including undistributed
  net investment income: $100,738 and $65,000, respectively)                          $24,217,422                 $21,184,037


See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - Fundamental Investors, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term growth of capital and income primarily through investments in common stocks.

The fund offers 14 share classes consisting of four retail share classes, five CollegeAmerica(R) savings plan share classes and five retirement plan share classes. The CollegeAmerica savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F) are sponsored by the Commonwealth of Virginia and can be utilized to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund's share classes are described below:

---------------------------------------------------------------------------------------------------------
Share class             Initial sales charge Contingent deferred sales  Conversion feature charge upon redemption
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes A and 529-A     Up to 5.75%          None (except 1% for        None
                                             certain redemptions
                                             within one year of
                                             purchase without an
                                             initial sales charge)
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes B and 529-B     None                 Declines from 5% to zero   Classes B and 529-B convert to
                                             for redemptions within     classes A and 529-A,
                                             six years of purchase      respectively, after eight years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class C                 None                 1% for redemptions within  Class C converts to Class F
                                             one year of purchase       after 10 years
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-C             None                 1% for redemptions within  None
                                             one year of purchase
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Class 529-E             None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes F and 529-F     None                 None                       None
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
Classes R-1, R-2, R-3,  None                 None                       None
R-4 and R-5
---------------------------------------------------------------------------------------------------------

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

          SECURITY VALUATION - Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities purchased with greater than 60 days to maturity with 60 days or less remaining to maturity is determined based on the market value on the 61st day. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are fair valued as determined in good faith under procedures adopted by authority of the fund's Board of Directors. Various factors may be reviewed in order to make a good faith determination of a security's fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

CollegeAmerica is a registered trademark of the Virginia College
Savings Plan./SM/

          SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

          CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

          DIVIDENDS  AND   DISTRIBUTIONS   TO   SHAREHOLDERS   -  Dividends  and
          distributions paid to shareholders are recorded on the ex-dividend date.

          NON-U.S. CURRENCY TRANSLATION - Assets and liabilities, including investment securities, denominated in non-U.S. currencies are translated into U.S. dollars at the exchange rates in effect at the end of the reporting period. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. In the accompanying financial statements, the effects of changes in non-U.S. exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in non-U.S. currencies are disclosed separately.

2.       NON-U.S. INVESTMENTS

INVESTMENT RISK - The risks of investing in securities of non-U.S. issuers may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

TAXATION - Dividend and interest income is recorded net of non-U.S. taxes paid.

3.       FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as non-U.S. currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in non-U.S. securities; deferred expenses; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of December 31, 2004, the cost of investment securities for federal income tax purposes was $19,084,083,000.

During the year ended December 31, 2004, the fund reclassified $64,000 from undistributed net investment income to additional paid-in capital and $1,151,000 from undistributed net realized gains to undistributed net investment income to align financial reporting with tax reporting.

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed net investment income and currency gains                                         $102,750
Short-term capital loss deferrals                                                              (807,441)
Gross unrealized appreciation on investment securities                                        5,908,019
Gross unrealized depreciation on investment securities                                         (774,053)
Net unrealized appreciation on investment securities                                          5,133,966

Undistributed net investment income and currency gains above include currency losses of $93,000 that were realized during the period November 1, 2003 through December 31, 2003. Short-term capital loss deferrals above include capital loss carryforwards of $66,479,000 and $606,687,000 expiring in 2010 and 2011, respectively. These numbers reflect the utilization of a capital loss carryforward of $594,776,000. The remaining capital loss carryforwards will be used to offset any capital gains realized by the fund in future years through the expiration dates. The fund will not make distributions from capital gains while capital loss carryforwards remain.

Ordinary income distributions paid to shareholders from net investment income and currency gains were as follows (dollars in thousands):

                                                                                         Year ended December 31
Share class                                                                      2004                                  2003
Class A                                                                     $ 372,550                             $ 267,613
Class B                                                                         9,991                                 6,070
Class C                                                                         5,262                                 2,626
Class F                                                                         7,307                                 3,841
Class 529-A                                                                     2,122                                   962
Class 529-B                                                                       234                                    89
Class 529-C                                                                       363                                   127
Class 529-E                                                                        89                                    35
Class 529-F                                                                        30                                     8
Class R-1                                                                          51                                     7
Class R-2                                                                         831                                   213
Class R-3                                                                       1,486                                   477
Class R-4                                                                       1,232                                   415
Class R-5                                                                       2,629                                 1,326
Total                                                                       $ 404,177                             $ 283,809


4.     FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. At the beginning of the period, these fees were based on a declining series of annual rates beginning with 0.390% on the first $1 billion of daily net assets and decreasing to 0.246% on such assets in excess of $27 billion. The Board of Directors approved an amended agreement effective June 1, 2004, reducing the existing annual rates to 0.245% from 0.248% on daily net assets in excess of $21 billion but not exceeding $27 billion and 0.240% from 0.246% on such assets in excess of $27 billion. During the year ended December 31, 2004, CRMC reduced investment advisory services fees by $1,020,000. As a result, the fee shown on the accompanying financial statements of $59,209,000, which was equivalent to an annualized rate of 0.270%, was reduced to $58,189,000, or 0.265% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

          DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

          For classes A and 529-A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. Each class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of December 31, 2004, there were no unreimbursed expenses subject to reimbursement for classes A and 529-A.

         ------------------------------------------------ ----------------------------- -----------------------------
         Share class                                       Currently approved limits            Plan limits
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class A                                                      0.25%                         0.25%
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class 529-A                                                  0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes B and 529-B                                          1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes C, 529-C and R-1                                     1.00                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Class R-2                                                    0.75                          1.00
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes 529-E and R-3                                        0.50                          0.75
         ------------------------------------------------ ----------------------------- -----------------------------
         ------------------------------------------------ ----------------------------- -----------------------------
         Classes F, 529-F and R-4                                     0.25                          0.50
         ------------------------------------------------ ----------------------------- -----------------------------

          TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

          ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. During the year ended December 31, 2004, CRMC agreed to pay a portion of these fees for classes R-1 and R-2. For the year ended December 31, 2004, the total fees paid by CRMC were $2,000 and $211,000 for Class R-1 and Class R-2, respectively. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the CollegeAmerica plan. Although these amounts are included with administrative services fees in the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

          Expenses under the agreements described above for the year ended December 31, 2004, were as follows (dollars in thousands):

         --------------------------------------------------------------------------------------------------------------
           Share class    Distribution    Transfer agent                     Administrative services
                            services         services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
                                                                  CRMC          Transfer agent      Commonwealth of
                                                             administrative        services             Virginia
                                                                services                             administrative
                                                                                                        services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class A         $47,779          $18,904        Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class B          8,743             892          Not applicable     Not applicable       Not applicable
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class C          4,719          Included             $708               $120            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
             Class F           971           Included             582                 52             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-A         191           Included             169                 17                 $ 112
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-B         231           Included              35                 11                   23
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-C         350           Included              53                 13                   35
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-E         28            Included              8                   1                   6
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
           Class 529-F          4            Included              2                  -*                   2
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-1          43            Included              6                   4             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-2          518           Included             104                 395            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-3          460           Included             138                 103            Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-4          167           Included             100                  2             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
            Class R-5    Not applicable      Included             121                  3             Not applicable
                                                in
                                          administrative
                                             services
         --------------------------------------------------------------------------------------------------------------
         --------------------------------------------------------------------------------------------------------------
              Total          $64,204          $19,796            $2,026              $721                 $178
         --------------------------------------------------------------------------------------------------------------
         * Amount less than one thousand.

DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation of $392,000, shown on the accompanying financial statements, includes $203,000 in current fees (either paid in cash or deferred) and a net increase of $189,000 in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

5.       CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class                                                               Sales(1)                     Reinvestments of dividends
                                                                     Amount       Shares                  Amount          Shares

Year ended December 31, 2004
Class A                                                         $ 2,128,875       71,901               $ 351,340          11,834
Class B                                                             110,433        3,739                   9,629             320
Class C                                                             147,896        5,005                   5,035             167
Class F                                                             187,702        6,362                   6,418             216
Class 529-A                                                          46,582        1,571                   2,122              71
Class 529-B                                                           8,121          274                     234               8
Class 529-C                                                          15,730          531                     363              12
Class 529-E                                                           2,339           79                      89               3
Class 529-F                                                           1,251           42                      31               1
Class R-1                                                             4,263          146                      51               1
Class R-2                                                            52,680        1,793                     831              28
Class R-3                                                            68,710        2,325                   1,481              49
Class R-4                                                            44,674        1,514                   1,233              42
Class R-5                                                            27,580          928                   2,298              78
Total net increase
   (decrease)                                                   $ 2,846,836       96,210               $ 381,155          12,830

Year ended December 31, 2003
Class A                                                         $ 1,760,807       73,050               $ 252,281          10,556
Class B                                                             106,466        4,450                   5,861             248
Class C                                                             103,912        4,277                   2,524             106
Class F                                                             105,565        4,359                   3,347             139
Class 529-A                                                          32,444        1,333                     962              40
Class 529-B                                                           7,209          297                      89               4
Class 529-C                                                          11,156          458                     127               5
Class 529-E                                                           2,001           83                      35               1
Class 529-F                                                             730           30                       8              -*
Class R-1                                                             2,361           97                       7              -*
Class R-2                                                            37,622        1,581                     213               9
Class R-3                                                            57,216        2,436                     461              19
Class R-4                                                            35,621        1,487                     415              17
Class R-5                                                            42,345        1,675                   1,097              45
Total net increase
   (decrease)                                                   $ 2,305,455       95,613               $ 267,427          11,189




Share class                                                             Repurchases(1)                    Net increase (decrease)
                                                                     Amount       Shares                  Amount          Shares

Year ended December 31, 2004
Class A                                                        $ (2,413,347)     (81,685)               $ 66,868           2,050
Class B                                                             (86,500)      (2,936)                 33,562           1,123
Class C                                                             (57,179)      (1,947)                 95,752           3,225
Class F                                                             (88,450)      (2,984)                105,670           3,594
Class 529-A                                                          (5,035)        (170)                 43,669           1,472
Class 529-B                                                            (586)         (20)                  7,769             262
Class 529-C                                                          (2,040)         (68)                 14,053             475
Class 529-E                                                            (190)          (6)                  2,238              76
Class 529-F                                                            (222)          (8)                  1,060              35
Class R-1                                                              (915)         (31)                  3,399             116
Class R-2                                                           (14,324)        (486)                 39,187           1,335
Class R-3                                                           (23,310)        (791)                 46,881           1,583
Class R-4                                                           (22,061)        (723)                 23,846             833
Class R-5                                                           (16,157)        (550)                 13,721             456
Total net increase
   (decrease)                                                  $ (2,730,316)     (92,405)              $ 497,675          16,635

Year ended December 31, 2003
Class A                                                        $ (2,408,135)    (101,674)             $ (395,047)        (18,068)
Class B                                                             (82,223)      (3,502)                 30,104           1,196
Class C                                                             (46,686)      (1,989)                 59,750           2,394
Class F                                                             (68,012)      (2,847)                 40,900           1,651
Class 529-A                                                          (1,893)         (78)                 31,513           1,295
Class 529-B                                                            (373)         (15)                  6,925             286
Class 529-C                                                            (881)         (35)                 10,402             428
Class 529-E                                                             (81)          (3)                  1,955              81
Class 529-F                                                             (29)          (1)                    709              29
Class R-1                                                              (760)         (31)                  1,608              66
Class R-2                                                            (8,100)        (342)                 29,735           1,248
Class R-3                                                           (15,665)        (670)                 42,012           1,785
Class R-4                                                            (4,201)        (174)                 31,835           1,330
Class R-5                                                            (5,556)        (217)                 37,886           1,503
Total net increase
   (decrease)                                                  $ (2,642,595)    (111,578)              $ (69,713)         (4,776)

* Amount less than one thousand.
(1) Includes exchanges between share classes of the fund.

6.     INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $6,226,467,000 and $6,216,912,000, respectively, during the year ended December 31, 2004.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended December 31, 2004, the custodian fee of $1,343,000, shown on the accompanying financial statements, included $9,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                                                Income (loss) from investment operations(2)
                                                                                                        Net
                                                             Net asset                        gains (losses)
                                                                value,             Net        on securities           Total from
                                                             beginning      investment       (both realized           investment
                                                             of period          income       and unrealized)          operations
Class A:
 Year ended 12/31/2004                                          $28.85            $.61                $3.35                $3.96
 Year ended 12/31/2003                                           22.23             .50                 6.52                 7.02
 Year ended 12/31/2002                                           27.45             .42                (5.14)               (4.72)
 Year ended 12/31/2001                                           31.16             .40                (3.34)               (2.94)
 Year ended 12/31/2000                                           32.59             .42                  .90                 1.32
Class B:
 Year ended 12/31/2004                                           28.80             .38                 3.35                 3.73
 Year ended 12/31/2003                                           22.19             .31                 6.51                 6.82
 Year ended 12/31/2002                                           27.40             .23                (5.14)               (4.91)
 Year ended 12/31/2001                                           31.12             .18                (3.34)               (3.16)
 Period from 3/15/2000 to 12/31/2000                             31.93             .15                 1.02                 1.17
Class C:
 Year ended 12/31/2004                                           28.78             .37                 3.34                 3.71
 Year ended 12/31/2003                                           22.17             .30                 6.51                 6.81
 Year ended 12/31/2002                                           27.39             .21                (5.14)               (4.93)
 Period from 3/15/2001 to 12/31/2001                             28.52             .11                (1.13)               (1.02)
Class F:
 Year ended 12/31/2004                                           28.84             .59                 3.35                 3.94
 Year ended 12/31/2003                                           22.22             .49                 6.52                 7.01
 Year ended 12/31/2002                                           27.44             .40                (5.14)               (4.74)
 Period from 3/15/2001 to 12/31/2001                             28.56             .28                (1.12)                (.84)
Class 529-A:
 Year ended 12/31/2004                                           28.84             .59                 3.34                 3.93
 Year ended 12/31/2003                                           22.22             .50                 6.52                 7.02
 Period from 2/15/2002 to 12/31/2002                             26.71             .33                (4.34)               (4.01)
Class 529-B:
 Year ended 12/31/2004                                           28.83             .33                 3.35                 3.68
 Year ended 12/31/2003                                           22.22             .27                 6.52                 6.79
 Period from 2/19/2002 to 12/31/2002                             26.27             .16                (3.91)               (3.75)
Class 529-C:
 Year ended 12/31/2004                                           28.83             .34                 3.34                 3.68
 Year ended 12/31/2003                                           22.22             .27                 6.52                 6.79
 Period from 2/15/2002 to 12/31/2002                             26.71             .16                (4.34)               (4.18)
Class 529-E:
 Year ended 12/31/2004                                           28.83             .49                 3.35                 3.84
 Year ended 12/31/2003                                           22.21             .40                 6.52                 6.92
 Period from 3/7/2002 to 12/31/2002                              28.13             .26                (5.85)               (5.59)
Class 529-F:
 Year ended 12/31/2004                                           28.82             .58                 3.33                 3.91
 Year ended 12/31/2003                                           22.22             .45                 6.52                 6.97
 Period from 9/23/2002 to 12/31/2002                             21.22             .12                 1.08                 1.20




FINANCIAL HIGHLIGHTS (1)                                           (continued)

                                                                                Income (loss) from investment operations(2)
                                                                                                        Net
                                                             Net asset                         gains(losses)
                                                                value,             Net        on securities           Total from
                                                             beginning      investment       (both realized           investment
                                                             of period          income       and unrealized)          operations
Class R-1:
 Year ended 12/31/2004                                          $28.79            $.37                $3.33                $3.70
 Year ended 12/31/2003                                           22.19             .27                 6.54                 6.81
 Period from 6/19/2002 to 12/31/2002                             26.04             .13                (3.75)               (3.62)
Class R-2:
 Year ended 12/31/2004                                           28.77             .38                 3.34                 3.72
 Year ended 12/31/2003                                           22.18             .30                 6.51                 6.81
 Period from 5/21/2002 to 12/31/2002                             27.39             .14                (5.13)               (4.99)
Class R-3:
 Year ended 12/31/2004                                           28.82             .50                 3.33                 3.83
 Year ended 12/31/2003                                           22.21             .40                 6.52                 6.92
 Period from 6/4/2002 to 12/31/2002                              26.66             .18                (4.38)               (4.20)
Class R-4:
 Year ended 12/31/2004                                           28.83             .60                 3.33                 3.93
 Year ended 12/31/2003                                           22.21             .48                 6.53                 7.01
 Period from 7/25/2002 to 12/31/2002                             21.75             .22                  .55                  .77
Class R-5:
 Year ended 12/31/2004                                           28.86             .68                 3.35                 4.03
 Year ended 12/31/2003                                           22.23             .56                 6.53                 7.09
 Period from 5/15/2002 to 12/31/2002                             27.62             .28                (5.34)               (5.06)




FINANCIAL HIGHLIGHTS (1)

                                                                     Dividends and distributions

                                                              Dividends
                                                              (from net  Distributions                 Total           Net asset
                                                             investment  (from capital         dividends and          value, end
                                                                income)         gains)         distributions           of period
Class A:
 Year ended 12/31/2004                                           $(.56)            $ -                $(.56)              $32.25
 Year ended 12/31/2003                                            (.40)              -                 (.40)               28.85
 Year ended 12/31/2002                                            (.50)              -                 (.50)               22.23
 Year ended 12/31/2001                                            (.40)           (.37)                (.77)               27.45
 Year ended 12/31/2000                                            (.40)          (2.35)               (2.75)               31.16
Class B:
 Year ended 12/31/2004                                            (.34)              -                 (.34)               32.19
 Year ended 12/31/2003                                            (.21)              -                 (.21)               28.80
 Year ended 12/31/2002                                            (.30)              -                 (.30)               22.19
 Year ended 12/31/2001                                            (.19)           (.37)                (.56)               27.40
 Period from 3/15/2000 to 12/31/2000                              (.13)          (1.85)               (1.98)               31.12
Class C:
 Year ended 12/31/2004                                            (.32)              -                 (.32)               32.17
 Year ended 12/31/2003                                            (.20)              -                 (.20)               28.78
 Year ended 12/31/2002                                            (.29)              -                 (.29)               22.17
 Period from 3/15/2001 to 12/31/2001                              (.11)              -                 (.11)               27.39
Class F:
 Year ended 12/31/2004                                            (.54)              -                 (.54)               32.24
 Year ended 12/31/2003                                            (.39)              -                 (.39)               28.84
 Year ended 12/31/2002                                            (.48)              -                 (.48)               22.22
 Period from 3/15/2001 to 12/31/2001                              (.28)              -                 (.28)               27.44
Class 529-A:
 Year ended 12/31/2004                                            (.53)              -                 (.53)               32.24
 Year ended 12/31/2003                                            (.40)              -                 (.40)               28.84
 Period from 2/15/2002 to 12/31/2002                              (.48)              -                 (.48)               22.22
Class 529-B:
 Year ended 12/31/2004                                            (.28)              -                 (.28)               32.23
 Year ended 12/31/2003                                            (.18)              -                 (.18)               28.83
 Period from 2/19/2002 to 12/31/2002                              (.30)              -                 (.30)               22.22
Class 529-C:
 Year ended 12/31/2004                                            (.28)              -                 (.28)               32.23
 Year ended 12/31/2003                                            (.18)              -                 (.18)               28.83
 Period from 2/15/2002 to 12/31/2002                              (.31)              -                 (.31)               22.22
Class 529-E:
 Year ended 12/31/2004                                            (.44)              -                 (.44)               32.23
 Year ended 12/31/2003                                            (.30)              -                 (.30)               28.83
 Period from 3/7/2002 to 12/31/2002                               (.33)              -                 (.33)               22.21
Class 529-F:
 Year ended 12/31/2004                                            (.51)              -                 (.51)               32.22
 Year ended 12/31/2003                                            (.37)              -                 (.37)               28.82
 Period from 9/23/2002 to 12/31/2002                              (.20)              -                 (.20)               22.22




FINANCIAL HIGHLIGHTS (1)                                             (continued)

                                                                      Dividends and distributions

                                                              Dividends
                                                              (from net   Distributions                Total           Net asset
                                                             investment   (from capital        dividends and          value, end
                                                                income)          gains)        distributions           of period
Class R-1:
 Year ended 12/31/2004                                           $(.31)            $ -                $(.31)              $32.18
 Year ended 12/31/2003                                            (.21)              -                 (.21)               28.79
 Period from 6/19/2002 to 12/31/2002                              (.23)              -                 (.23)               22.19
Class R-2:
 Year ended 12/31/2004                                            (.32)              -                 (.32)               32.17
 Year ended 12/31/2003                                            (.22)              -                 (.22)               28.77
 Period from 5/21/2002 to 12/31/2002                              (.22)              -                 (.22)               22.18
Class R-3:
 Year ended 12/31/2004                                            (.44)              -                 (.44)               32.21
 Year ended 12/31/2003                                            (.31)              -                 (.31)               28.82
 Period from 6/4/2002 to 12/31/2002                               (.25)              -                 (.25)               22.21
Class R-4:
 Year ended 12/31/2004                                            (.54)              -                 (.54)               32.22
 Year ended 12/31/2003                                            (.39)              -                 (.39)               28.83
 Period from 7/25/2002 to 12/31/2002                              (.31)              -                 (.31)               22.21
Class R-5:
 Year ended 12/31/2004                                            (.63)              -                 (.63)               32.26
 Year ended 12/31/2003                                            (.46)              -                 (.46)               28.86
 Period from 5/15/2002 to 12/31/2002                              (.33)              -                 (.33)               22.23




FINANCIAL HIGHLIGHTS (1)


                                                                            Ratio of expenses   Ratio of expenses
                                                                               to average net     to average net        Ratio of
                                                              Net assets,       assets before       assets after      net income
                                                     Total  end of period      reimbursement/     reimbursement/      to average
                                                 return (3)  (in millions)            waiver          waiver (4)      net assets
Class A:
 Year ended 12/31/2004                               13.91%       $21,543                .63%               .63%           2.05%
 Year ended 12/31/2003                               31.96         19,212                .66                .66            2.08
 Year ended 12/31/2002                              (17.34)        15,201                .67                .67            1.68
 Year ended 12/31/2001                               (9.55)        19,331                .65                .65            1.41
 Year ended 12/31/2000                                4.27         19,872                .64                .64            1.28
Class B:
 Year ended 12/31/2004                               13.03            971               1.40               1.39            1.29
 Year ended 12/31/2003                               30.97            836               1.44               1.44            1.30
 Year ended 12/31/2002                              (17.97)           618               1.45               1.45             .91
 Year ended 12/31/2001                              (10.24)           653               1.42               1.42             .64
 Period from 3/15/2000 to 12/31/2000                  3.73            299               1.39 (5)           1.39 (5)         .53 (5)
Class C:
 Year ended 12/31/2004                               12.96            566               1.47               1.46            1.24
 Year ended 12/31/2003                               30.93            413               1.50               1.50            1.23
 Year ended 12/31/2002                              (18.06)           266               1.50               1.50             .86
 Period from 3/15/2001 to 12/31/2001                 (3.60)           203               1.55 (5)           1.55 (5)         .49 (5)
Class F:
 Year ended 12/31/2004                               13.84            463                .70                .70            2.02
 Year ended 12/31/2003                               31.92            311                .71                .71            2.02
 Year ended 12/31/2002                              (17.38)           203                .72                .72            1.65
 Period from 3/15/2001 to 12/31/2001                 (2.97)           153                .74 (5)            .74 (5)        1.31 (5)
Class 529-A:
 Year ended 12/31/2004                               13.77            146                .73                .72            2.00
 Year ended 12/31/2003                               31.99             88                .68                .68            2.03
 Period from 2/15/2002 to 12/31/2002                (15.16)            39                .76 (5)            .76 (5)        1.64 (5)
Class 529-B:
 Year ended 12/31/2004                               12.83             29               1.59               1.59            1.13
 Year ended 12/31/2003                               30.74             19               1.61               1.61            1.10
 Period from 2/19/2002 to 12/31/2002                (14.35)             8               1.62 (5)           1.62 (5)         .77 (5)
Class 529-C:
 Year ended 12/31/2004                               12.84             45               1.58               1.58            1.14
 Year ended 12/31/2003                               30.75             27               1.60               1.60            1.11
 Period from 2/15/2002 to 12/31/2002                (15.74)            11               1.60 (5)           1.60 (5)         .79 (5)
Class 529-E:
 Year ended 12/31/2004                               13.40              7               1.06               1.05            1.66
 Year ended 12/31/2003                               31.42              4               1.08               1.08            1.61
 Period from 3/7/2002 to 12/31/2002                 (19.92)             2               1.07 (5)           1.07 (5)        1.35 (5)
Class 529-F:
 Year ended 12/31/2004                               13.73              2                .81                .80            1.95
 Year ended 12/31/2003                               31.72              1                .82                .82            1.81
 Period from 9/23/2002 to 12/31/2002                  5.65              - (6)            .22                .22             .51




FINANCIAL HIGHLIGHTS (1)                                            (continued)


                                                                            Ratio of expenses    Ratio of expenses
                                                                               to average net      to average net        Ratio of
                                                              Net assets,       assets before        assets after      net income
                                                     Total  end of period      reimbursement/      reimbursement/      to average
                                                    return   (in millions)            waiver           waiver (4)      net assets
Class R-1:
 Year ended 12/31/2004                               12.92%            $6               1.53%              1.49%           1.26%
 Year ended 12/31/2003                               30.90              2               1.70               1.50            1.08
 Period from 6/19/2002 to 12/31/2002                (13.91)             - (6)           4.20 (5)           1.50 (5)        1.11 (5)
Class R-2:
 Year ended 12/31/2004                               13.02             93               1.76               1.45            1.29
 Year ended 12/31/2003                               30.93             45               1.94               1.46            1.19
 Period from 5/21/2002 to 12/31/2002                (18.22)             7               1.64 (5)           1.46 (5)        1.05 (5)
Class R-3:
 Year ended 12/31/2004                               13.41            125               1.05               1.04            1.69
 Year ended 12/31/2003                               31.45             66               1.10               1.08            1.60
 Period from 6/4/2002 to 12/31/2002                 (15.75)            11               1.13 (5)           1.08 (5)        1.41 (5)
Class R-4:
 Year ended 12/31/2004                               13.85             80                .69                .69            2.04
 Year ended 12/31/2003                               31.91             48                .71                .71            1.94
 Period from 7/25/2002 to 12/31/2002                  3.51              7                .34                .32             .96
Class R-5:
 Year ended 12/31/2004                               14.19            141                .39                .39            2.31
 Year ended 12/31/2003                               32.34            112                .39                .39            2.30
 Period from 5/15/2002 to 12/31/2002                (18.34)            53                .40 (5)            .40 (5)        1.91 (5)


                                                                                      Year ended December 31
                                                                           2004          2003       2002       2001        2000

Portfolio turnover rate for all classes of shares                           30%           31%        38%        29%         43%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.
(4) The ratios in this column reflect the impact, if any, of certain reimbursements/waivers from CRMC. During the year ended 12/31/2004, CRMC reduced fees for investment advisory services for all share classes. In addition, during the start-up period for the retirement plan share classes (except Class R-5), CRMC agreed to pay a portion of the fees related to transfer agent services.
(5) Annualized.
(6) Amount less than $1 million.


See Notes to Financial Statements


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Fundamental Investors, Inc.:

We have audited the accompanying statement of assets and liabilities of Fundamental Investors, Inc. (the "Fund"), including the summary investment portfolio, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fundamental Investors, Inc. as of December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP

Los Angeles, CA
February 11, 2005


TAX INFORMATION (unaudited)

We are required to advise you within 60 days of the fund's fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The information below is provided for the fund's fiscal year ending December 31, 2004.

Individual shareholders are eligible for reduced tax rates on qualified dividend income. The fund designates 100% of the dividends paid by the fund earned during the fiscal year as qualified dividend income.

Corporate shareholders may exclude up to 70% of qualifying dividends. The fund designates $382,186,000 of dividends received as qualified dividend income.

For state tax purposes, certain states may exempt from income taxation that portion of the income dividends paid by the fund that were derived from direct U.S. government obligations. The fund designates $1,333,000 as interest derived on direct U.S. government obligations.

INDIVIDUAL SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WAS MAILED IN JANUARY 2005 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2004 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.


EXPENSE EXAMPLE (unaudited)

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2004 through December 31, 2004).

ACTUAL EXPENSES:
The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period. There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES:
The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds. There are some account fees that are charged to certain shareholders, such as Individual Retirement Accounts and CollegeAmerica accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F and Class 529-F shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.50% to 3.00% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                               Beginning account        Ending account       Expenses paid         Annualized
                                                  value 7/1/2004      value 12/31/2004    during period(1)      expense ratio

Class A -- actual return                         $      1,000.00             $1,108.14              $3.23                .61%
Class A -- assumed 5% return                            1,000.00              1,022.07               3.10                .61
Class B -- actual return                                1,000.00              1,103.70               7.30               1.38
Class B -- assumed 5% return                            1,000.00              1,018.20               7.00               1.38
Class C -- actual return                                1,000.00              1,103.78               7.67               1.45
Class C -- assumed 5% return                            1,000.00              1,017.85               7.35               1.45
Class F -- actual return                                1,000.00              1,107.77               3.66                .69
Class F -- assumed 5% return                            1,000.00              1,021.67               3.51                .69
Class 529-A -- actual return                            1,000.00              1,107.26               3.71                .70
Class 529-A -- assumed 5% return                        1,000.00              1,021.62               3.56                .70
Class 529-B -- actual return                            1,000.00              1,102.88               8.35               1.58
Class 529-B -- assumed 5% return                        1,000.00              1,017.19               8.01               1.58
Class 529-C -- actual return                            1,000.00              1,102.91               8.30               1.57
Class 529-C -- assumed 5% return                        1,000.00              1,017.24               7.96               1.57
Class 529-E -- actual return                            1,000.00              1,105.47               5.50               1.04
Class 529-E -- assumed 5% return                        1,000.00              1,019.91               5.28               1.04
Class 529-F -- actual return                            1,000.00              1,107.24               4.18                .79
Class 529-F -- assumed 5% return                        1,000.00              1,021.17               4.01                .79
Class R-1 -- actual return                              1,000.00              1,103.26               7.82               1.48
Class R-1 -- assumed 5% return                          1,000.00              1,017.70               7.51               1.48
Class R-2 -- actual return                              1,000.00              1,103.85               7.62               1.44
Class R-2 -- assumed 5% return                          1,000.00              1,017.90               7.30               1.44
Class R-3 -- actual return                              1,000.00              1,105.64               5.40               1.02
Class R-3 -- assumed 5% return                          1,000.00              1,020.01               5.18               1.02
Class R-4 -- actual return                              1,000.00              1,107.79               3.60                .68
Class R-4 -- assumed 5% return                          1,000.00              1,021.72               3.46                .68
Class R-5 -- actual return                              1,000.00              1,109.42               2.01                .38
Class R-5 -- assumed 5% return                          1,000.00              1,023.23               1.93                .38

(1) Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period (184), and divided by 366 (to reflect the one-half year period).


OTHER SHARE CLASS RESULTS (unaudited)

CLASS B, CLASS C, CLASS F AND CLASS 529

Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For the most current information and month-end results, visit americanfunds.com.

Returns for periods ended December 31, 2004:                                                   1 year         Life of class

Class B shares
Reflecting applicable contingent deferred sales charge
     (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         +8.03%            +2.21%(1)
Not reflecting CDSC                                                                           +13.03%            +2.59%(1)

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +11.96%            +4.18%(2)
Not reflecting CDSC                                                                           +12.96%            +4.18%(2)

Class F shares(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +13.84%            +5.01%(2)

Class 529-A shares
Reflecting 5.75% maximum sales charge                                                          +7.23%            +6.57%(4)
Not reflecting maximum sales charge                                                           +13.77%            +8.79%(4)

Class 529-B shares
Reflecting applicable CDSC, maximum of 5%, payable
     only if shares are sold within six years of purchase                                      +7.83%            +7.30%(5)
Not reflecting CDSC                                                                           +12.83%            +8.51%(5)

Class 529-C shares
Reflecting CDSC, maximum of 1%, payable only if shares
     are sold within one year of purchase                                                     +11.84%            +7.87%(4)
Not reflecting CDSC                                                                           +12.84%            +7.87%(4)

Class 529-E shares(3)                                                                         +13.40%            +6.47%(6)

Class 529-F shares(3)
Not reflecting annual asset-based fee charged by sponsoring firm                              +13.73%           +22.40%(7)

The fund's investment adviser is waiving a portion of management fees. Results shown reflect the waiver. Please see the Financial Highlights table on page 25 or in the fund's prospectus for details.

(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.
(4) Average annual total return from February 15, 2002, when Class 529-A and Class 529-C shares were first sold.
(5) Average annual total return from February 19, 2002, when Class 529-B shares were first sold.
(6) Average annual total return from March 7, 2002, when Class 529-E shares were first sold.
(7) Average annual total return from September 23, 2002, when Class 529-F shares were first sold.


BOARD OF DIRECTORS

"NON-INTERESTED" DIRECTORS

                                             YEAR FIRST
                                                ELECTED
                                             A DIRECTOR
NAME AND AGE                              OF THE FUND(1)      PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS

Joseph C. Berenato, 58                          2003          Chairman of the Board and CEO, Ducommun Incorporated (aerospace components manufacturer)

Robert J. Denison, 63(4)                        2005          Chair, First Security Management (private investments)

Robert A. Fox, 67                               1998          Managing General Partner, Fox Investments LP; former Professor,
                                                              University of California; retired President and CEO, Foster Farms
                                                              (poultry producer)

Leonade D. Jones, 57                            1998          Co-founder, VentureThink LLC (developed and managed e-commerce businesses) and Versura Inc. (education loan exchange); former
                                                              Treasurer, The Washington Post Company

John G. McDonald, 67                            1998          The Stanford Investors Professor, Graduate School of Business,
                                                              Stanford University

Gail L. Neale, 70                               1985          President, The Lovejoy Consulting Group, Inc. (a pro bono consulting group advising nonprofit organizations)

Henry E. Riggs, 70                              1989          President Emeritus, Keck Graduate Institute of Applied Life Sciences

Patricia K. Woolf, Ph.D., 70                    1998          Private investor; corporate director; former lecturer, Department of
                                                              Molecular Biology, Princeton University


"NON-INTERESTED" DIRECTORS

                                             NUMBER OF
                                            PORTFOLIOS
                                               IN FUND
                                            COMPLEX(2)
                                           OVERSEEN BY
NAME AND AGE                                  DIRECTOR        OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

Joseph C. Berenato, 58                            4           Ducommun Incorporated

Robert J. Denison, 63(4)                          4           None

Robert A. Fox, 67                                 7           Crompton Corporation

Leonade D. Jones, 57                              6           None

John G. McDonald, 67                              8           iStar Financial, Inc.; Plum Creek Timber Co.; Scholastic Corporation;
                                                              Varian, Inc.

Gail L. Neale, 70                                 6           None

Henry E. Riggs, 70                                4           None

Patricia K. Woolf, Ph.D., 70                      6           Crompton Corporation; First Energy Corporation


"INTERESTED" DIRECTORS(5)

                                             YEAR FIRST
                                              ELECTED A
                                            DIRECTOR OR       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS AND
NAME, AGE AND                                OFFICER OF       POSITIONS HELD WITH AFFILIATED ENTITIES OR THE PRINCIPAL
POSITION WITH FUND                          THE FUND(1)       UNDERWRITER OF THE FUND

James F. Rothenberg, 58                         1998          President and Director, Capital Research and
Chairman of the Board                                         Management Company; Director, American Funds Distributors, Inc.;(6)
                                                              Director, The Capital Group Companies, Inc.;(6) Director, Capital
                                                              Group Research, Inc.(6)

Dina N. Perry, 59                               1994          Senior Vice President, Capital Research and
President                                                     Management Company; Director, Capital Research Company(6)


"INTERESTED" DIRECTORS(5)

                                             NUMBER OF
                                            PORTFOLIOS
                                               IN FUND
                                            COMPLEX(2)
NAME, AGE AND                              OVERSEEN BY
POSITION WITH FUND                            DIRECTOR        OTHER DIRECTORSHIPS(3) HELD BY DIRECTOR

James F. Rothenberg, 58                           3           None
Chairman of the Board

Dina N. Perry, 59                                 1           None
President

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.

OTHER OFFICERS(7)

                                             YEAR FIRST
                                                ELECTED       PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
NAME, AGE AND                                AN OFFICER       AND POSITIONS HELD WITH AFFILIATED ENTITIES OR
POSITION WITH FUND                        OF THE FUND(1)      THE PRINCIPAL UNDERWRITER OF THE FUND

Gordon Crawford, 58                             1994          Senior Vice President and Director, Capital
Senior Vice President                                         Research and Management Company

Paul G. Haaga, Jr., 56                          1994          Executive Vice President and Director, Capital
Senior Vice President                                         Research and Management Company; Director, The Capital Group
                                                              Companies, Inc.(6)

Michael T. Kerr, 45                             1995          Vice President, Capital Research and Management
Senior Vice President                                         Company; Senior Vice President, Capital Research Company(6)

Martin Romo, 37                                 1999          Executive Vice President and Director, Capital
Senior Vice President                                         Research Company(6)

Ronald B. Morrow, 59                            2004          Senior Vice President, Capital Research Company(6)
Vice President

Patrick F. Quan, 46                           1989-1998       Vice President -- Fund Business Management
Secretary                                       2000          Group, Capital Research and Management Company

Sheryl F. Johnson, 36                           1998          Vice President -- Fund Business Management
Treasurer                                                     Group, Capital Research and Management Company

David A. Pritchett, 38                          1999          Vice President -- Fund Business Management
Assistant Treasurer                                           Group, Capital Research and Management Company

(1) Directors and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series,(R) which serves as the underlying investment vehicle for certain variable insurance contracts, and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) Elected effective February 17, 2005.
(5) "Interested persons" within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(6) Company affiliated with Capital Research and Management Company.
(7) All of the officers listed, except Martin Romo and Ronald B. Morrow, are officers and/or Directors/Trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

OFFICE OF THE FUND
One Market
Steuart Tower, Suite 1800
Mailing address: P.O. Box 7650
San Francisco, CA 94120-7650

INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02105-1713

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two California Plaza
350 South Grand Avenue
Los Angeles, CA 90071-3462

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in Fundamental Investors. Class A shares are subject to a 5.75% maximum up-front sales charge that declines for accounts (and aggregated investments) of $25,000 or more and is eliminated for purchases of $1 million or more. Other share classes, which are generally not available for certain employer-sponsored retirement plans, have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.83 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.07 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

INVESTORS SHOULD CAREFULLY CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES OF THE AMERICAN FUNDS AND COLLEGEAMERICA. THIS AND OTHER IMPORTANT INFORMATION IS CONTAINED IN THE FUND'S PROSPECTUS AND THE COLLEGEAMERICA PROGRAM DESCRIPTION, WHICH CAN BE OBTAINED FROM YOUR FINANCIAL ADVISER AND SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY (AFS) AT 800/421-0180 OR VISIT THE AMERICAN FUNDS WEBSITE AT AMERICANFUNDS.COM.


"AMERICAN FUNDS PROXY VOTING GUIDELINES" -- WHICH DESCRIBES HOW WE VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- IS AVAILABLE FREE OF CHARGE ON THE U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) WEBSITE AT WWW.SEC.GOV, ON THE AMERICAN FUNDS WEBSITE OR UPON REQUEST BY CALLING AFS. THE FUND'S PROXY VOTING RECORD FOR THE 12 MONTHS ENDED JUNE 30, 2004, IS ALSO AVAILABLE ON THE SEC AND AMERICAN FUNDS WEBSITES.

A complete portfolio of Fundamental Investors' investments is available free of charge on the SEC website or upon request by calling AFS.

Fundamental Investors files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available free of charge on the SEC website or upon request by calling AFS. You may also review or, for a fee, copy the forms at the SEC's Public Reference Room in Washington, D.C. (800/SEC-0330).

This report is for the information of shareholders of Fundamental Investors, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2005, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds(R)]

The right choice for the long term(R)

WHAT MAKES AMERICAN FUNDS DIFFERENT?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 30 million shareholder accounts.

OUR UNIQUE COMBINATION OF STRENGTHS INCLUDES THESE FIVE FACTORS:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. More than half of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World Fund(SM)
   SMALLCAP World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income Fund(SM)
>  Fundamental Investors(SM)
   The Investment Company of America(R)
   Washington Mutual Investors Fund(SM)

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income Trust(SM)
   The Bond Fund of America(SM)
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities Fund(SM)

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of America(SM)
   The Tax-Exempt Bond Fund of America(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of America(SM)
   The U.S. Treasury Money Fund of America(SM)

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. MFGEAR-910-0205P

Litho in USA KBDA/GRS/8056-S1908

Printed on recycled paper



ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, P.O. Box 7650, San Francisco, California 94120.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Leonade D. Jones, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Registrant:

a) Audit Fees:
   2003             $57,000
   2004             $57,000

b) Audit- Related Fees:

   2003             none
   2004            $8,000

   The audit-related fees consist of assurance and related services relating to the examination of the Registrant's investment adviser conducted in accordance with
   Statement on Auditing Standards Number 70 issued by the American Institute of Certified Public Accountants.

c) Tax Fees:
   2003             $5,000
   2004             $6,000

   The tax fees consist of professional
   services relating to the preparation of the Registrant's tax returns.

d) All Other Fees:
   2003             none
   2004             none

Adviser and affiliates (includes only fees for non-audit services billed to the adviser and affiliates for engagements that relate directly to the operations and financial reporting of the Registrant and were subject to the pre-approval policies described below):

a) Not Applicable

b) Audit- Related Fees:
   2003             $305,000
   2004             $323,000
   The audit-related fees consist of assurance and related services relating to the examination of the Registrant's transfer agency and investment adviser conducted in accordance with Statement on Auditing
   Standards Number 70 issued by the American
   Institute of Certified Public Accountants.

c) Tax Fees:
   2003             none
   2004             none

d) All Other Fees:
   2003             none
   2004             none



The Registrant's Audit Committee will pre-approve all audit and permissible non-audit services that the Committee considers compatible with maintaining the auditors' independence. The pre-approval requirement will extend to all non-audit services provided to the Registrant, the investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the registrant. The Committee will not delegate its responsibility to pre-approve these services to the investment adviser. The Committee may delegate to one or more Committee members the authority to review and pre-approve audit and permissible non-audit services. Actions taken under any such delegation will be reported to the full Committee at its next meeting. The pre-approval requirement is waived with respect to non-audit services if certain conditions are met. The pre-approval requirement was not waived for any of the services listed above under paragraphs b, c and d.

Aggregate non-audit fees paid to the Registrant's auditors, including fees for all services billed to the Registrant and the adviser and affiliates that provide ongoing services to the Registrant were $315,000 for fiscal year 2003 and $1,126,000 for fiscal year 2004. The non-audit services represented by these amounts were brought to the attention of the Committee and considered to be compatible with maintaining the auditors' independence.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Schedule of Investments

[logo - American Funds (r)]

FUNDAMENTAL INVESTORS
Investment portfolio

December 31, 2004

                                                                                                                   Market value
COMMON STOCKS -- 92.51%                                                                                 Shares            (000)


ENERGY -- 13.08%
Suncor Energy Inc.                                                                                  18,490,501      $   653,331
Royal Dutch Petroleum Co. (New York registered)                                                      8,425,000          483,427
Exxon Mobil Corp.                                                                                    5,000,000          256,300
Norsk Hydro ASA                                                                                      2,168,000          170,127
Norsk Hydro ASA (ADR)                                                                                  700,000           55,104
Shell Canada Ltd.                                                                                    3,273,200          218,186
LUKoil Holding (ADR)                                                                                 1,750,000          214,375
Halliburton Co.                                                                                      4,600,000          180,504
Baker Hughes Inc.                                                                                    3,800,000          162,146
Murphy Oil Corp.                                                                                     1,970,000          158,487
ConocoPhillips                                                                                       1,650,000          143,269
ChevronTexaco Corp.                                                                                  2,000,000          105,020
Unocal Corp.                                                                                         2,164,332           93,586
Burlington Resources Inc.                                                                            2,000,000           87,000
Imperial Oil Ltd.                                                                                    1,189,266           70,642
Occidental Petroleum Corp.                                                                           1,000,000           58,360
Marathon Oil Corp.                                                                                   1,525,000           57,355
                                                                                                                      3,167,219

INDUSTRIALS -- 12.38%
Deere & Co.                                                                                          5,500,000          409,200
Caterpillar Inc.                                                                                     3,600,000          351,036
General Electric Co.                                                                                 9,500,000          346,750
Northrop Grumman Corp.                                                                               4,316,333          234,636
Parker Hannifin Corp.                                                                                2,800,000          212,072
General Dynamics Corp.                                                                               1,772,900          185,445
Tyco International Ltd.                                                                              5,125,000          183,168
Raytheon Co.                                                                                         4,461,372          173,235
Emerson Electric Co.                                                                                 2,200,000          154,220
Union Pacific Corp.                                                                                  2,200,000          147,950
3M Co.                                                                                               1,600,000          131,312
Boeing Co.                                                                                           2,400,000          124,248
United Technologies Corp.                                                                              750,000           77,513
Burlington Northern Santa Fe Corp.                                                                   1,500,000           70,965
Avery Dennison Corp.                                                                                   950,000           56,971
Illinois Tool Works Inc.                                                                               357,200           33,105
Continental Airlines, Inc., Class B(1)                                                               2,300,000           31,142
Southwest Airlines Co.                                                                               1,500,000           24,420
Allied Waste Industries, Inc.(1)                                                                     2,500,000           23,200
Bombardier Inc., Class B                                                                             7,500,000           14,875
Lockheed Martin Corp.                                                                                  248,200           13,788
                                                                                                                      2,999,251

MATERIALS -- 12.09%
Dow Chemical Co.                                                                                     9,752,700          482,856
Alcoa Inc.                                                                                           7,973,800          250,537
International Paper Co.                                                                              5,500,000          231,000
BHP Billiton Ltd.                                                                                   17,995,030          215,535
Phelps Dodge Corp.                                                                                   2,000,000          197,840
Weyerhaeuser Co.                                                                                     2,883,000          193,795
E.I. du Pont de Nemours and Co.                                                                      3,850,000          188,842
Temple-Inland Inc.                                                                                   2,750,000          188,100
Rio Tinto PLC                                                                                        6,000,000          176,261
CONSOL Energy Inc.(2)                                                                                3,700,000          151,885
Potash Corp. of Saskatchewan Inc.                                                                    1,638,400          136,086
Freeport-McMoRan Copper & Gold Inc., Class B                                                         3,500,000          133,805
Noranda Inc.                                                                                         5,174,100           90,805
Massey Energy Co.                                                                                    2,011,700           70,309
Inco Ltd.(1)                                                                                         1,632,300           60,036
Lyondell Chemical Co.(1)                                                                             1,450,000           41,934
Oji Paper Co., Ltd.                                                                                  6,500,000           37,201
Georgia-Pacific Corp., Georgia-Pacific Group                                                           698,640           26,185
CRH PLC                                                                                                900,000           24,014
Air Products and Chemicals, Inc.                                                                       300,000           17,391
BlueScope Steel Ltd.                                                                                 2,113,020           13,611
                                                                                                                      2,928,028

FINANCIALS -- 11.66%
Fannie Mae                                                                                           5,117,800          364,439
Allied Irish Banks, PLC                                                                             12,724,382          264,540
Washington Mutual, Inc.                                                                              5,200,000          219,856
Bank of America Corp.                                                                                4,096,800          192,509
Bank of Ireland                                                                                     10,165,000          168,652
Freddie Mac                                                                                          2,025,000          149,243
AMP Ltd.                                                                                            25,000,000          141,715
XL Capital Ltd., Class A                                                                             1,825,000          141,711
Irish Life & Permanent PLC                                                                           7,000,000          130,835
Willis Group Holdings Ltd.                                                                           3,150,000          129,686
Equity Residential                                                                                   3,000,000          108,540
Cullen/Frost Bankers, Inc.                                                                           2,000,000           97,200
American International Group, Inc.                                                                   1,000,000           65,670
U.S. Bancorp                                                                                         2,000,000           62,640
J.P. Morgan Chase & Co.                                                                              1,550,000           60,465
Independence Community Bank Corp.                                                                    1,366,000           58,164
National Bank of Canada                                                                              1,405,000           58,026
Wells Fargo & Co.                                                                                      870,000           54,070
Allstate Corp.                                                                                       1,000,000           51,720
St. George Bank Ltd.                                                                                 2,450,279           48,308
KBC Bank and Insurance Holding Company NV                                                              620,000           47,445
Aon Corp.                                                                                            1,767,400           42,170
Banco Popolare di Verona e Novara Scr(l)                                                             2,000,000           40,524
Bank Austria Creditanstalt                                                                             343,000           30,893
Citigroup Inc.                                                                                         600,000           28,908
Genworth Financial, Inc., Class A                                                                    1,000,000           27,000
Chubb Corp.                                                                                            300,000           23,070
MI Developments Inc., Class A                                                                          500,000           15,085
                                                                                                                      2,823,084

CONSUMER DISCRETIONARY -- 9.65%
Time Warner Inc.(1)                                                                                 20,425,000      $   397,062
News Corp. Inc.                                                                                     17,220,000          321,325
Lowe's Companies, Inc.                                                                               5,524,900          318,179
Target Corp.                                                                                         4,890,000          253,938
Limited Brands, Inc.                                                                                10,815,980          248,984
Comcast Corp., Class A(1)                                                                            3,600,000          119,808
Comcast Corp., Class A, special nonvoting stock(1)                                                     500,000           16,420
Toyota Motor Corp.                                                                                   3,000,000          121,764
May Department Stores Co.                                                                            3,000,000           88,200
Walt Disney Co.                                                                                      3,000,000           83,400
Magna International Inc., Class A                                                                    1,000,000           82,550
General Motors Corp.                                                                                 1,800,000           72,108
Best Buy Co., Inc.                                                                                   1,100,000           65,362
Dana Corp.                                                                                           2,215,300           38,391
Starbucks Corp.(1)                                                                                     545,000           33,986
Fairmont Hotels & Resorts Inc.                                                                         750,000           25,980
Mattel, Inc.                                                                                           750,000           14,617
IAC/InterActiveCorp(1)                                                                                 456,000           12,595
Liberty Media Corp., Class A(1)                                                                        915,000           10,047
Dow Jones & Co., Inc.                                                                                  210,857            9,080
Liberty Media International, Inc., Class A(1)                                                           55,113            2,548
Antena 3 Television, SA(1)                                                                               9,979              718
                                                                                                                      2,337,062

INFORMATION TECHNOLOGY -- 9.54%
Microsoft Corp.                                                                                     19,625,000          524,184
Texas Instruments Inc.                                                                              11,963,024          294,530
Automatic Data Processing, Inc.                                                                      4,400,000          195,140
International Business Machines Corp.                                                                1,900,000          187,302
Hitachi, Ltd.                                                                                       20,000,000          138,213
Sun Microsystems, Inc.(1)                                                                           24,000,000          129,120
Intersil Corp., Class A                                                                              7,475,000          125,131
Motorola, Inc.                                                                                       7,156,080          123,085
Agilent Technologies, Inc.(1)                                                                        4,000,000           96,400
Alcatel Alsthom1                                                                                     4,150,000           64,358
Hewlett-Packard Co.                                                                                  3,000,000           62,910
Sabre Holdings Corp., Class A                                                                        2,645,304           58,620
Maxim Integrated Products, Inc.                                                                      1,250,000           52,987
ASML Holding NV(1)                                                                                   2,500,000           39,989
Electronic Data Systems Corp.                                                                        1,700,000           39,270
Linear Technology Corp.                                                                              1,000,000           38,760
Advanced Micro Devices, Inc.(1)                                                                      1,500,000           33,030
Solectron Corp.(1)                                                                                   5,029,040           26,805
Ceridian Corp.(1)                                                                                    1,400,000           25,592
Cisco Systems, Inc.(1)                                                                               1,000,000           19,300
Corning Inc.(1)                                                                                      1,520,000           17,890
Murata Manufacturing Co., Ltd.                                                                         300,000           16,731
                                                                                                                      2,309,347

TELECOMMUNICATION SERVICES -- 7.42%
SBC Communications Inc.                                                                             17,250,000          444,532
Telefonica, SA (ADR)                                                                                 2,750,000          155,375
Telefonica, SA                                                                                       2,950,000           55,377
Verizon Communications Inc.                                                                          4,815,000          195,056
France Telecom, SA                                                                                   5,800,000          191,361
China Telecom Corp. Ltd., Class H                                                                  400,000,000          146,667
Vodafone Group PLC (ADR)                                                                             4,325,000          118,418
Vodafone Group PLC                                                                                   5,850,000           15,835
Sprint Corp. - FON Group                                                                             5,400,000          134,190
Telecom Italia SpA, nonvoting                                                                       34,200,000          110,567
KDDI Corp.                                                                                              20,000          107,456
BellSouth Corp.                                                                                      2,000,000           55,580
Deutsche Telekom AG(1)                                                                               2,300,000           51,867
AT&T Corp.                                                                                             800,000           15,248
                                                                                                                      1,797,529

CONSUMER STAPLES -- 4.82%
Altria Group, Inc.                                                                                   8,114,800          495,814
Procter & Gamble Co.                                                                                 1,800,000           99,144
Anheuser-Busch Companies, Inc.                                                                       1,900,000           96,387
PepsiCo, Inc.                                                                                        1,800,000           93,960
Walgreen Co.                                                                                         2,400,000           92,088
ConAgra Foods, Inc.                                                                                  3,100,000           91,295
General Mills, Inc.                                                                                  1,404,200           69,803
Coca-Cola Co.                                                                                        1,300,000           54,119
Avon Products, Inc.                                                                                  1,340,000           51,858
SYSCO Corp.                                                                                            600,000           22,902
                                                                                                                      1,167,370

UTILITIES -- 3.81%
Dominion Resources, Inc.                                                                             3,390,000          229,639
Questar Corp.                                                                                        3,000,000          152,880
Duke Energy Corp.                                                                                    4,775,000          120,951
DTE Energy Co.                                                                                       1,606,900           69,305
American Electric Power Co., Inc.                                                                    1,902,100           65,318
KeySpan Corp.                                                                                        1,584,000           62,489
Public Service Enterprise Group Inc.                                                                 1,000,000           51,770
Pinnacle West Capital Corp.                                                                          1,000,000           44,410
FPL Group, Inc.                                                                                        525,000           39,244
E.ON AG                                                                                                300,000           27,248
Tokyo Gas Co., Ltd.                                                                                  6,025,000           24,630
FirstEnergy Corp.                                                                                      618,000           24,417
Entergy Corp.                                                                                          150,000           10,138
                                                                                                                        922,439

HEALTH CARE -- 3.76%
Sanofi-Aventis                                                                                       3,350,000          266,790
Eli Lilly and Co.                                                                                    3,100,000          175,925
Bristol-Myers Squibb Co.                                                                             4,350,000          111,447
Schering-Plough Corp.                                                                                4,200,000           87,696
CIGNA Corp.                                                                                            725,000           59,138
AstraZeneca PLC (Sweden)                                                                               836,800           30,363
AstraZeneca PLC (United Kingdom)                                                                       470,300           17,024
AstraZeneca PLC (ADR)                                                                                  190,600            6,936
Aetna Inc.                                                                                             430,000           53,642
Abbott Laboratories                                                                                    800,000           37,320
Amgen Inc.(1)                                                                                          500,000           32,075
Forest Laboratories, Inc.(1)                                                                           700,000           31,402
                                                                                                                        909,758

MISCELLANEOUS -- 4.30%
Other common stocks in initial period of acquisition                                                               $  1,041,913


TOTAL COMMON STOCKS (cost: $17,291,539,000)                                                                          22,403,000



RIGHTS & WARRANTS -- 0.00%


INFORMATION TECHNOLOGY -- 0.00%
Lucent Technologies Inc., warrants, expire 20071                                                       388,614              614


TOTAL RIGHTS & WARRANTS (cost: $572,000)                                                                                    614


                                                                                           Shares or principal
CONVERTIBLE SECURITIES -- 1.29%                                                                         amount


INFORMATION TECHNOLOGY -- 0.62%
Sanmina Corp. 0% convertible subordinated debentures 2020                                         $166,000,000           87,565
Advanced Micro Devices, Inc. 4.75% convertible debentures 2022(3)                                   24,050,000           27,748
Agilent Technologies, Inc. 3.00% convertible debentures 2021(2),(3)                                 10,370,000           10,513
Agilent Technologies, Inc. 3.00% convertible debentures 2021(3)                                     15,074,000           15,281
ASML Holding NV 5.50% convertible notes 2010                                                        *6,000,000            9,976
                                                                                                                        151,083

FINANCIALS -- 0.47%
Genworth Financial, Inc. 6.00% convertible preferred 2007                                            2,400,000  units    77,784
Chubb Corp. 7.00% convertible preferred 2005                                                         1,200,000  units    35,508
                                                                                                                        113,292

MATERIALS -- 0.13%
Freeport-McMoRan Copper & Gold Inc. 5.50% convertible preferred(2)                                      31,000           30,341


ENERGY -- 0.05%
Unocal Capital Trust 6.25% convertible preferred 2026                                                  225,000           11,560


CONSUMER DISCRETIONARY -- 0.02%
Interpublic Group of Companies, Inc., Series A, 5.375% convertible preferred
     2006                                                                                              115,300            5,650


TOTAL CONVERTIBLE SECURITIES (cost: $283,272,000)                                                                       311,926

                                                                                              Principal amount     Market value
BONDS & NOTES -- 0.72%                                                                                   (000)            (000)


INDUSTRIALS -- 0.61%
Northwest Airlines, Inc. 7.625% 2005                                                                   $19,980        $  20,105
Northwest Airlines, Inc. 8.875% 2006                                                                    50,670           48,897
Northwest Airlines, Inc. 9.875% 2007                                                                    15,335           13,916
Northwest Airlines, Inc. 7.875% 2008                                                                    16,566           13,584
Continental Airlines, Inc. 8.00% 2005                                                                   28,600           28,028
Southwest Airlines Co. 5.25% 2014                                                                       15,000           15,084
Delta Air Lines, Inc., Series 1993-A2, 10.50% 2016(4)                                                   11,500            7,360
                                                                                                                        146,974

CONSUMER DISCRETIONARY -- 0.11%
Charter Communications, Inc. 8.25% 2007                                                                 20,000           19,525
Time Warner Inc. 10.15% 2012                                                                             6,000            7,882
                                                                                                                         27,407

TOTAL BONDS & NOTES (cost: $168,604,000)                                                                                174,381



SHORT-TERM SECURITIES -- 5.48%


CAFCO, LLC 2.08%-2.35% due 1/12-2/23/2005(2)                                                            71,000           70,870
Citicorp 2.05% due 1/5/2005                                                                             30,000           29,991
Ciesco LLC 2.03% due 1/07/2005(2)                                                                       23,100           23,091
Preferred Receivables Funding Corp. 2.30% due 1/20/2005(2)                                              40,000           39,949
J.P. Morgan Chase & Co. 2.12% due 1/24/2005                                                             30,000           29,955
Park Avenue Receivables Co., LLC 2.28% due 1/12/2005(2)                                                 18,200           18,186
Procter & Gamble Co. 2.01%-2.15% due 1/10-2/4/2005(2)                                                   80,000           79,855
Freddie Mac 2.04%-2.32% due 1/11-2/23/2005                                                              75,800           75,645
Eli Lilly and Co. 2.03%-2.26% due 1/12-2/1/2005(2)                                                      75,000           74,915
Three Pillars Funding, LLC 2.24%-2.34% due 1/7-1/14/2005(2)                                             68,300           68,243
Pfizer Inc 2.12%-2.31% due 2/2-2/8/2005(2)                                                              62,600           62,459
Triple-A One Funding Corp. 2.33%-2.34% due 1/14-1/19/2005(2)                                            60,702           60,642
SBC Communications Inc. 2.26%-2.35% due 2/2-2/23/2005(2)                                                59,800           59,630
Federal Farm Credit Banks 2.18%-2.36% due 1/14-3/23/2005                                                59,100           58,929
Gannett Co. 2.05%-2.06% due 1/12-1/13/2005(2)                                                           56,200           56,159
BellSouth Corp. 2.16%-2.28% due 1/18-1/25/2005(2)                                                       52,400           52,333
Wal-Mart Stores Inc. 2.20% due 1/19/2005(2)                                                             50,000           49,942
Federal Home Loan Bank 2.195%-2.21% due 1/28-2/4/2005                                                   49,664           49,565
General Electric Capital Services, Inc. 2.27% due 1/18/2005                                             32,000           31,964
General Electric Capital Corp. 2.20% due 1/3/2005                                                       16,800           16,797
Abbott Laboratories Inc. 2.07%-2.25% due 1/11-1/25/2005(2)                                              47,400           47,339
Coca-Cola Co. 2.09%-2.21% due 1/10-2/11/2005                                                            44,600           44,500
FCAR Owner Trust I 2.17% due 1/26/2005                                                                  31,000           30,950
Variable Funding Capital Corp. 2.32% due 1/6-1/7/2005(2)                                                29,800           29,788
Anheuser-Busch Cos. Inc. 2.24% due 1/7/2005(2)                                                          25,300           25,289
PepsiCo Inc. 2.20% due 1/10/2005(2)                                                                     25,100           25,085
Ranger Funding Co. LLC 2.27% due 1/6/2005(2)                                                            25,000           24,991
IBM Credit Corp. 2.21% due 1/26/2005                                                                    23,100           23,063
Clipper Receivables Co., LLC 2.33% due 2/23/2005(2)                                                     21,900           21,820
Hershey Foods Corp. 2.27% due 2/11/2005(2)                                                              18,000           17,952
NetJets Inc. 2.15% due 1/27/2005(2)                                                                     10,000            9,983
Harley-Davidson Funding Corp. 2.20% due 2/7/20052                                                       10,000            9,976
Tenessee Valley Authority 2.32% due 3/17/2005                                                            6,000            5,973
Harvard University 2.10% due 1/3/2005                                                                    2,000            2,000
U.S. Treasury Bills 2.1225% due 3/17/2005                                                                  300              299


TOTAL SHORT-TERM SECURITIES (cost: $1,328,142,000)                                                                    1,328,128

TOTAL INVESTMENT SECURITIES (cost: $19,072,129,000)                                                                  24,218,049
Other assets less liabilities                                                                                             (627)

NET ASSETS                                                                                                          $24,217,422

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

(1) Security did not produce income during the last 12 months.
(2) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration. The total value of all such restricted securities was $1,121,236,000, which represented 4.63% of the net assets of the fund.
(3) Coupon rate may change periodically.
(4) Pass-through security backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

ADR = American Depositary Receipts




REPORT  OF  INDEPENDENT   REGISTERED  PUBLIC  ACCOUNTING  FIRM  ON  SCHEDULE  OF
INVESTMENTS

To the Shareholders and Board of Directors of Fundamental Investors, Inc.:

We have audited, in accordance with standards of the Public Company Accounting Oversight Board (United States), the financial statements of Fundamental Investors, Inc. (the "Fund") as of December 31, 2004, and for the years then ended and have issued our report thereon dated February 11, 2005, which report and financial statements are included in Item 1 of this Certified Shareholder Report on Form N-CSR. Our audit also included the Fund's investment portfolio (the "Schedule") as of December 31, 2004 appearing in Item 6 of this Form N-CSR. This Schedule is the responsibility of the Fund's management. Our responsibility is to express an opinion based on our audit. In our opinion, the Schedule referred to above, when considered in relation to the basic financial statements taken as a whole of the Fund referred to above, presents fairly, in all material respects, the information set forth therein.


DELOITTE & TOUCHE LLP
February 11, 2005
Los Angeles, California




ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Portfolio Managers of Closed-End Management Investment Companies
Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 - Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered "interested persons" of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the Board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full Board of Directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the Board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant's Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.


ITEM 10 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




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ITEM 11 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.



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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                           FUNDAMENTAL INVESTORS, INC.



                           By /s/ James F. Rothenberg
                              James F. Rothenberg, Chairman and PEO

                           Date: March 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By /s/ James F. Rothenberg
   James F. Rothenberg, Chairman and PEO

Date: March 10, 2005



By /s/ Sheryl F. Johnson
       Sheryl F. Johnson, Treasurer and PFO

Date: March 10, 2005